UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22209

Global X Funds

(Exact name of registrant as specified in charter)

605 Third Avenue, 43rd floor

New York, NY 10158

(Address of principal executive offices) (Zip code)

Jasmin M. Ali, Esquire

Global X Management Company LLC

605 Third Avenue, 43rd floor

New York, NY 10158

(Name and address of agent for service)

With a copy to:

Jasmin M. Ali, Esquire Global X Management Company LLC 605 Third Avenue, 43rd floor New York, NY 10158	Eric S. Purple, Esquire Stradley Ronon Stevens & Young, LLP 2000 K Street, N.W., Suite 700 Washington, DC 20006-1871

Registrant’s telephone number, including area code: (212) 644-6440

Date of fiscal year end: November 30, 2025

Date of reporting period: November 30, 2025

Item 1. Reports to Stockholders.

(a) A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

Global X Funds

Global X Emerging Markets ex-China ETF

Ticker: EMM

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: November 30, 2025

This annual shareholder report contains important information about the Global X Emerging Markets ex-China ETF (the "Fund") for the period from December 1, 2024 to November 30, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/emm/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Emerging Markets ex-China ETF	$84	0.76%

How did the Fund perform in the last year?

The Fund is an actively managed fund sub-advised by Mirae Asset Global Investments (Hong Kong) Limited. The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, measured at the time of purchase, in equity securities: (i) of issuers in emerging markets; and/or (ii) that are tied economically to emerging markets, provided that, in either case, the issuers of any such securities are deemed by the investment adviser to have a current or future leading position in terms of market share and/or market capitalization within their respective country, region, industry, products produced or services offered, as applicable, excluding China.

The Fund uses the MSCI Emerging Markets ex China Index as its secondary benchmark index (the “Secondary Index”). Using a blended analysis over the 12-month period, the Fund delivered positive absolute and relative performance.

For the 12-month period ended November 30, 2025 (the “reporting period”), the Fund increased 21.96%, while the Secondary Index increased 27.05%. The Fund had a net asset value of $27.21 per share on November 30, 2024 and ended the reporting period with a net asset value of $32.91 per share on November 30, 2025.

Performance was positive during the reporting period, supported by North Asia's semiconductor ecosystem as AI-driven demand boosted South Korea's chip exports and strengthened earnings from a major Taiwanese holding. In South Asia, India's growth during the reporting period supported domestic-demand and financials exposures amid global trade uncertainty. Latin America showed mixed results: Mexico benefited from a mid-year policy rate cut while Brazil's continued tightening pressured rate-sensitive sectors. OPEC+'s announcement to unwind voluntary supply cuts provided clarity for producers as producers in the Gulf region adapted. Indonesia's monetary easing and currency stabilization measures supported banks and consumer stocks. In Africa, South Africa saw improved investor sentiment following the formation of a reform-oriented Government of National Unity in 2025, despite modest growth conditions.

How did the Fund perform during the last 10 years?

Total Return Based on $10,000 Investment

Global X Emerging Markets ex-China ETF* - $16,245

MSCI Emerging Markets Index (USD) (NR)† - $16,835

MSCI Emerging Markets ex China Index (USD) (NR)† ‡ - $19,248

Hybrid MSCI Emerging Markets ex China Index§ - $15,824

$22,000
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
$6,000
Apr/15
Apr/16
Apr/17
Apr/18
Apr/19
Apr/20
Apr/21
Apr/22
Apr/23
Nov/23
Nov/24
Nov/25

	Global X Emerging Markets ex-China ETFFootnote Reference*	MSCI Emerging Markets Index (USD) (NR)Footnote Reference†	MSCI Emerging Markets ex China Index (USD) (NR)Footnote Reference†Footnote Reference‡	Hybrid MSCI Emerging Markets ex China IndexFootnote Reference§
Apr/15	$10,000	$10,000	$10,000	$10,000
Apr/16	$8,496	$8,213	$10,000	$8,213
Apr/17	$10,369	$9,785	$10,201	$9,785
Apr/18	$12,668	$11,910	$11,907	$11,910
Apr/19	$11,763	$11,309	$11,264	$11,309
Apr/20	$9,985	$9,952	$9,284	$9,952
Apr/21	$15,904	$14,800	$14,548	$14,800
Apr/22	$12,700	$12,087	$13,501	$12,087
Apr/23	$12,256	$11,300	$12,579	$11,300
Nov/23	$12,156	$11,621	$13,587	$11,621
Nov/24	$13,320	$12,999	$15,150	$12,455
Nov/25	$16,245	$16,835	$19,248	$15,824

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/emm/ for current month-end performance.

Footnote	Description
Footnote*	Effective as of close of business on May 12, 2023, the Emerging Markets Fund (the “Emerging Markets Predecessor Fund”) was reorganized into the Global X Emerging Markets ETF. Information presented prior to May 12, 2023 is that of the Emerging Markets Predecessor Fund. The Global X Emerging Markets ETF was renamed to the Global X Emerging Markets ex-China ETF effective April 1, 2024.
Footnote†	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
Footnote‡	The Fund's inception date predates the MSCI Emerging Markets ex China Index's inception date of March 9, 2017. Accordingly, the MSCI Emerging Markets ex China Index does not have 10 calendar years of performance and the table instead reflects the MSCI Emerging Markets ex China Index's performance for 1 year, five years, and from its inception on March 9, 2017.
Footnote§	Effective April 1, 2024, the Fund began to compare its performance to the MSCI Emerging Markets ex China Index. Performance reflects the performance of the MSCI Emerging Markets Index through March 31, 2024, and the MSCI Emerging Markets ex China Index thereafter.

Average Annual Total Returns as of November 30, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Global X Emerging Markets ex-China ETFFootnote Reference*	21.96%	2.96%	6.74%
MSCI Emerging Markets Index (USD) (NR)Footnote Reference†	29.51%	5.06%	7.85%
MSCI Emerging Markets ex China Index (USD) (NR)Footnote Reference†Footnote Reference‡	27.05%	9.42%	-%
Hybrid MSCI Emerging Markets ex China IndexFootnote Reference§	27.05%	3.77%	7.19%

Key Fund Statistics as of November 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$23,715,921	39	$174,864	95.29%

What did the Fund invest in?

Asset/Country WeightingsFootnote Reference*

Value	Value
Other Countries	3.5%
Argentina	1.0%
Canada	1.1%
Chile	1.1%
Indonesia	1.4%
Greece	1.4%
South Africa	2.7%
United Arab Emirates	3.0%
Mexico	3.0%
Saudi Arabia	3.7%
South Korea	15.0%
Taiwan	28.7%
Exchange-Traded Funds	31.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Global X India Active ETFFootnote Reference**	24.2%
Taiwan Semiconductor Manufacturing ADR	16.9%
Global X Brazil Active ETFFootnote Reference**	6.8%
Samsung Electronics GDR	5.0%
SK hynix	3.5%
MediaTek	3.5%
Hon Hai Precision Industry	2.0%
ASPEED Technology	2.0%
Shinhan Financial Group	1.9%
HYBE	1.6%
Footnote	Description
Footnote**	Affiliated Investment

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/emm/

Global X Funds

Global X Emerging Markets ex-China ETF: EMM

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: November 30, 2025

GX-AR-EMM-2025

Global X Funds

Global X Emerging Markets Great Consumer ETF

Ticker: EMC

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: November 30, 2025

This annual shareholder report contains important information about the Global X Emerging Markets Great Consumer ETF (the "Fund") for the period from December 1, 2024 to November 30, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/emc/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Emerging Markets Great Consumer ETF	$81	0.75%

How did the Fund perform in the last year?

The Fund is an actively managed fund sub-advised by Mirae Asset Global Investments (Hong Kong) Limited. The Fund seeks to achieve its investment objective or achieving long-term capital growth by investing, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, measured at the time of purchase, in equity securities (i) of issuers in emerging markets and/or (ii) that are tied economically to emerging markets, provided that, in either case, the issuers of any such securities are expected to be beneficiaries of the increasing consumption and growing purchasing power of individuals in the world’s emerging markets.

The Fund uses the MSCI Emerging Markets Index as its primary benchmark index (the “Benchmark Index”). The Benchmark Index is designed to track financial performance of select companies in emerging markets.

For the 12-month period ended November 30, 2025 (the “reporting period”), the Fund increased 16.80%, while the Benchmark Index increased 29.51%. The Fund had a net asset value of $26.26 per share on November 30, 2024 and ended the reporting period with a net asset value of $30.35 per share on November 30, 2025.

The Fund posted gains over the reporting period, aided by steadier consumer demand in key emerging markets and targeted policy support. In China, retail sales grew through September and online commerce expanded. In India, easing financial conditions helped bank credit and big‑ticket purchases, aiding consumer‑linked holdings. Mexico’s central bank accelerated easing through mid‑year, lowering borrowing costs for retail, automotive, and housing‑linked companies. Brazil was a headwind at times as policymakers pushed Brazil’s benchmark interest rate, the Selic, to 15% in June, but the subsequent halt to tightening by August eased macro pressure on household demand and helped local consumer names stabilize. In Southeast Asia, consumer confidence in Indonesia remained optimistic, while the gradual rollout of a nationwide free‑meals program and planned spending adjustments shaped household spending patterns. Together, these developments supported consumer‑oriented exposures across major emerging economies, with policy easing and targeted fiscal measures outweighing pockets of tighter financial conditions.

How did the Fund perform during the last 10 years?

Total Return Based on $10,000 Investment

Global X Emerging Markets Great Consumer ETF* - $12,594
MSCI Emerging Markets Index (USD) (NR)† - $16,835
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
$6,000
Apr/15
Apr/16
Apr/17
Apr/18
Apr/19
Apr/20
Apr/21
Apr/22
Apr/23
Nov/23
Nov/24
Nov/25

	Global X Emerging Markets Great Consumer ETFFootnote Reference*	MSCI Emerging Markets Index (USD) (NR)Footnote Reference†
Apr/15	$10,000	$10,000
Apr/16	$8,014	$8,213
Apr/17	$9,098	$9,785
Apr/18	$11,486	$11,910
Apr/19	$11,630	$11,309
Apr/20	$11,604	$9,952
Apr/21	$16,365	$14,800
Apr/22	$11,236	$12,087
Apr/23	$10,184	$11,300
Nov/23	$10,035	$11,621
Nov/24	$10,782	$12,999
Nov/25	$12,594	$16,835

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/emc/ for current month-end performance.

Footnote	Description
Footnote*	Effective as of close of business on May 12, 2023, the Emerging Markets Great Consumer Fund (the Emerging Markets Great Consumer Predecessor Fund”) was reorganized into the Global X Emerging Markets Great Consumer ETF. Information presented prior to May 12, 2023 is that of the Emerging Markets Great Consumer Predecessor Fund.
Footnote†	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).

Average Annual Total Returns as of November 30, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Global X Emerging Markets Great Consumer ETFFootnote Reference*	16.80%	-3.72%	4.29%
MSCI Emerging Markets Index (USD) (NR)Footnote Reference†	29.51%	5.06%	7.85%

Key Fund Statistics as of November 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$76,751,402	72	$668,138	84.60%

What did the Fund invest in?

Asset/Country WeightingsFootnote Reference*

Value	Value
Repurchase Agreements	0.8%
Other Countries	4.7%
Chile	1.6%
Canada	1.6%
Mexico	1.8%
United Arab Emirates	2.1%
South Africa	2.2%
Hong Kong	2.5%
Saudi Arabia	3.3%
Brazil	6.5%
South Korea	12.1%
India	18.3%
Taiwan	19.3%
China	23.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Taiwan Semiconductor Manufacturing ADR	12.6%
Tencent Holdings	6.3%
Samsung Electronics GDR	5.5%
Alibaba Group Holding	4.0%
Xiaomi, Cl B	3.4%
SK hynix	3.2%
MediaTek	3.0%
HDFC Bank	2.4%
Kuaishou Technology, Cl B	2.4%
ICICI Bank ADR	2.1%
Footnote	Description
Footnote(A)	Repurchase Agreements are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/emc/

Global X Funds

Global X Emerging Markets Great Consumer ETF: EMC

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: November 30, 2025

GX-AR-EMC-2025

Global X Funds

Global X Emerging Markets Bond ETF

Ticker: EMBD

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: November 30, 2025

This annual shareholder report contains important information about the Global X Emerging Markets Bond ETF (the "Fund") for the period from December 1, 2024 to November 30, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/embd/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Emerging Markets Bond ETF	$41	0.39%

How did the Fund perform in the last year?

The Fund is an actively managed fund sub-advised by Mirae Asset Global Investments (USA) LLC (“Sub-adviser”) that seeks a high level of total return, consisting of both income and capital appreciation, by investing in fixed-rate and floating-rate debt instruments issued by sovereign, quasi-sovereign, and corporate entities from emerging market countries (“emerging market debt”). Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in emerging market debt, either directly or indirectly.

The Fund uses the JP Morgan EMBI Global Core Index as its secondary index (the “Secondary Index”). The Secondary Index is a broad, diverse U.S. dollar denominated emerging markets ("EM") debt benchmark that tracks the total return of actively traded debt instruments in EM countries.

For the 12-month period ended November 30, 2025 (the “reporting period”), the Fund increased 10.44%, while the Secondary Index increased 11.33%. The Fund had a net asset value of $23.16 per share on November 30, 2024 and ended the reporting period with a net asset value of $24.03 per share on November 30, 2025.

The Fund's performance during the reporting period was positive, supported by a narrowing in emerging‑market hard‑currency sovereign spreads to near cycle lows, which lifted returns across many core regions. Policy normalization and disinflation in Turkey helped tighten risk premia on its external bonds. Confidence also improved in Argentina after the International Monetary Fund (“IMF”) approved a multi‑year arrangement in April to support economic stabilization, which supported sovereign dollar debt. In Egypt, IMF backing, a jump in net foreign assets, and the first policy rate cut in years materially reinforced sentiment toward its external debt. These gains were partly offset by Mexico’s judicial overhaul, which raised concerns about institutional checks and contributed to wider sovereign spreads versus regional peers. Gains in South Africa were mixed, but expectations for a budget compromise helped mitigate concerns regarding the country’s hard‑currency debt.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Global X Emerging Markets Bond ETF - $12,811
Bloomberg Emerging Markets USD Aggregate Bond Index - $11,733
JP Morgan EMBI Global Core Index (USD) (TR)* † - $11,920
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$8,000
$7,000
Jun/20
Nov/20
Nov/21
Nov/22
Nov/23
Nov/24
Nov/25

	Global X Emerging Markets Bond ETF	Bloomberg Emerging Markets USD Aggregate Bond Index	JP Morgan EMBI Global Core Index (USD) (TR)Footnote Reference*Footnote Reference†
Jun/20	$10,000	$10,000	$10,000
Nov/20	$11,191	$10,781	$10,979
Nov/21	$11,012	$10,659	$10,791
Nov/22	$9,662	$9,044	$8,930
Nov/23	$10,222	$9,549	$9,445
Nov/24	$11,599	$10,732	$10,707
Nov/25	$12,811	$11,733	$11,920

Since its inception on June 1, 2020. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/embd/ for current month-end performance.

Footnote	Description
Footnote*	EMBI – Emerging Markets Bond Index
Footnote†	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

Average Annual Total Returns as of November 30, 2025

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Global X Emerging Markets Bond ETF	10.44%	2.74%	4.61%
Bloomberg Emerging Markets USD Aggregate Bond Index	9.32%	1.71%	2.95%
JP Morgan EMBI Global Core Index (USD) (TR)Footnote Reference*Footnote Reference†	11.33%	1.66%	3.24%

Key Fund Statistics as of November 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$284,727,720	207	$876,483	27.99%

What did the Fund invest in?

Asset/Country WeightingsFootnote Reference*

Value	Value
Other Countries	42.3%
Exchange-Traded Fund	0.7%
U.S. Treasury Obligations	3.1%
Colombia	3.3%
Turkey	3.3%
Saudi Arabia	3.4%
Romania	3.4%
Dominican Republic	3.5%
United Arab Emirates	3.9%
Peru	4.7%
Brazil	5.3%
South Africa	5.4%
Chile	6.6%
Mexico	9.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
Argentine Republic Government International Bond	4.125%	07/09/35	1.6%
Abu Dhabi Government International Bond	5.500%	04/30/54	1.4%
Brazilian Government International Bond	6.000%	10/20/33	1.4%
Panama Government International Bond	6.400%	02/14/35	1.4%
Saudi Government International Bond	5.750%	01/16/54	1.3%
Costa Rica Government International Bond	6.125%	02/19/31	1.2%
Egypt Government International Bond	5.800%	09/30/27	1.2%
Turkiye Government International Bond	6.125%	10/24/28	1.2%
Republic of Poland Government International Bond	5.500%	04/04/53	1.1%
Peruvian Government International Bond	8.750%	11/21/33	1.1%

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/embd/

Global X Funds

Global X Emerging Markets Bond ETF: EMBD

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report - November 30, 2025

EMBD-AR-2025

Global X Funds

Global X Brazil Active ETF

Ticker: BRAZ

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: November 30, 2025

This annual shareholder report contains important information about the Global X Brazil Active ETF (the "Fund") for the period from December 1, 2024 to November 30, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/braz/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Brazil Active ETF	$88	0.75%

How did the Fund perform in the last year?

The Fund is an actively managed exchange-traded fund ("ETF") that seeks to achieve long-term capital growth. The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, measured at the time of purchase, in equity securities of issuers domiciled in Brazil and/or that are tied economically to Brazil.

The Fund uses the MSCI Brazil Index as its secondary benchmark index (the “Secondary Index”). The Secondary Index is designed to measure the performance of the large- and mid-market capitalization segments of the Brazilian market.

For the 12-month period ended November 30, 2025 (the “reporting period”), the Fund increased 35.80%, while the Secondary Index increased 39.24%. The Fund had a net asset value of $21.72 per share on November 30, 2024 and ended the reporting period with a net asset value of $28.49 per share on November 30, 2025.

The Fund's performance over the reporting period was positive, aided by resilient domestic activity and sector-specific catalysts. Brazilian output grew in 2024, led by services and industry, setting a supportive base for corporate earnings into early 2025. In 2025, inflation ran above the target range and policymakers tightened policy, lifting the Selic, Brazil’s benchmark interest rate, in June and then holding steady in July, which pressured interest‑sensitive shares but helped steady inflation. Energy sentiment improved as Petróleo Brasileiro S.A. confirmed 2024‑year dividends and management signaled openness to extra distributions and a positive production outlook prevailed. By contrast, the materials sector faced headwinds as iron ore prices and weather disruptions weighed on top miners’ production and profits in the first half, moderating gains for commodity‑linked companies. Policy visibility also helped: the landmark Value-Added Tax (VAT)‑style tax reform was enacted in January 2025, and the government adjusted spending curbs while reiterating deficit targets (even as officials cautioned about medium‑term fiscal sustainability), reducing some uncertainty for domestically focused sectors.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Global X Brazil Active ETF - $12,207
MSCI Emerging Markets Index (USD) (NR)* - $14,724
MSCI Brazil Index (USD) (NR)* - $12,670
$16,000
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$8,000
$7,000
Aug/23
Nov/23
Nov/24
Nov/25

	Global X Brazil Active ETF	MSCI Emerging Markets Index (USD) (NR)Footnote Reference*	MSCI Brazil Index (USD) (NR)Footnote Reference*
Aug/23	$10,000	$10,000	$10,000
Nov/23	$11,036	$10,164	$11,097
Nov/24	$8,989	$11,369	$9,099
Nov/25	$12,207	$14,724	$12,670

Since its inception on August 16, 2023. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/braz/ for current month-end performance.

Footnote	Description
Footnote*	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).

Average Annual Total Returns as of November 30, 2025

Fund/Index Name	1 Year	Annualized Since Inception
Global X Brazil Active ETF	35.80%	9.08%
MSCI Emerging Markets Index (USD) (NR)Footnote Reference*	29.51%	18.38%
MSCI Brazil Index (USD) (NR)Footnote Reference*	39.24%	10.87%

Key Fund Statistics as of November 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$7,976,273	24	$36,413	36.44%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Information Technology	1.5%
Consumer Staples	5.7%
Industrials	6.2%
Consumer Discretionary	6.8%
Utilities	10.2%
Materials	12.5%
Energy	13.4%
Financials	42.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
NU Holdings, Cl A	13.1%
Petroleo Brasileiro ADR	11.2%
Itau Unibanco Holding ADR	10.6%
Vale ADR, Cl B	6.1%
Banco Bradesco ADR	5.8%
Banco BTG Pactual	4.9%
Axia Energia ADR	4.7%
Itausa	4.7%
Raia Drogasil	4.0%
WEG	3.8%

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/braz/

Global X Funds

Global X Brazil Active ETF: BRAZ

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report - November 30, 2025

BRAZ-AR-2025

Global X Funds

Global X India Active ETF

Ticker: NDIA

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: November 30, 2025

This annual shareholder report contains important information about the Global X India Active ETF (the "Fund") for the period from December 1, 2024 to November 30, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/ndia/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X India Active ETF	$76	0.75%

How did the Fund perform in the last year?

The Fund is an actively managed exchange-traded fund ("ETF") designed to offer investors direct exposure to the Indian Economy. The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, measured at the time of purchase, in equity securities: (i) of issuers domiciled in India; and/or (ii) that are tied economically to India provided that, in either case, the issuers of any such securities are deemed by the Adviser to have a current or future leading position in terms of market share and/or market capitalization within their respective country, region, industry, products produced or services offered, as applicable. The Fund uses the MSCI India Index as its secondary benchmark index (the “Secondary Index”).

The Secondary Index is designed to measure the performance of the large- and mid-market capitalization segments of the Indian market.

For the 12-month period ended November 30, 2025 (the “reporting period”), the Fund increased 1.72%, while the Secondary Index increased 0.10%. The Fund had a net asset value of $30.69 per share on November 30, 2024 and ended the reporting period with a net asset value of $30.12 per share on November 30, 2025.

The Fund's performance over the reporting period was slightly positive, reflecting supportive Indian domestic policy and macro conditions balanced by sector-specific headwinds. Policy rate cuts in early 2025, followed by an October pause at 5.5%, lifted rate‑sensitive areas and credit growth, though tighter lending margins restrained some financial holdings. Inflation cooled to an eight‑year low by September 2025, improving real incomes and aiding consumption‑linked exposures while food prices remained in deflation. The February Union Budget delivered personal tax relief and maintained elevated public capex, supporting domestic demand and industrial names in the Fund's universe. India's inclusion in JPMorgan's EM bond index through March 2025 and regulatory easing for foreign investors helped anchor capital flows and sentiment toward financials and equities. However, trade uncertainty tempered gains despite firm growth of 7.8% in the April–June quarter of FY25.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Global X India Active ETF - $12,522
MSCI Emerging Markets Index (USD) (NR)* - $14,752
MSCI India Index (USD) (NR)* - $13,149
$16,000
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
Aug/23
Nov/23
Nov/24
Nov/25

	Global X India Active ETF	MSCI Emerging Markets Index (USD) (NR)Footnote Reference*	MSCI India Index (USD) (NR)Footnote Reference*
Aug/23	$10,000	$10,000	$10,000
Nov/23	$10,508	$10,183	$10,606
Nov/24	$12,311	$11,391	$13,136
Nov/25	$12,522	$14,752	$13,149

Since its inception on August 17, 2023. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/ndia/ for current month-end performance.

Footnote	Description
Footnote*	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).

Average Annual Total Returns as of November 30, 2025

Fund/Index Name	1 Year	Annualized Since Inception
Global X India Active ETF	1.72%	10.32%
MSCI Emerging Markets Index (USD) (NR)Footnote Reference*	29.51%	18.50%
MSCI India Index (USD) (NR)Footnote Reference*	0.10%	12.70%

Key Fund Statistics as of November 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$53,320,518	30	$285,796	20.36%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Health Care	2.6%
Utilities	2.8%
Real Estate	3.4%
Materials	5.3%
Communication Services	5.4%
Consumer Staples	5.9%
Information Technology	9.1%
Industrials	9.5%
Energy	10.2%
Consumer Discretionary	10.7%
Financials	34.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
HDFC Bank	8.9%
Reliance Industries GDR	8.3%
ICICI Bank ADR	7.4%
Bharti Airtel	5.4%
Axis Bank	5.3%
Infosys ADR	5.3%
Larsen & Toubro	4.3%
Tata Consultancy Services	3.8%
United Spirits	3.6%
Prestige Estates Projects	3.3%

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/ndia/

Global X Funds

Global X India Active ETF: NDIA

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report - November 30, 2025

NDIA-AR-2025

Global X Funds

Global X Investment Grade Corporate Bond ETF

Ticker: GXIG

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: November 30, 2025

This annual shareholder report contains important information about the Global X Investment Grade Corporate Bond ETF (the "Fund") for the period from June 16, 2025 (commencement of operations) to November 30, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/gxig/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Global X Investment Grade Corporate Bond ETF	$7	0.15%
Footnote	Description
Footnote*	Costs shown not annualized. If the Fund had been open for the full fiscal year, costs would have been higher.

How did the Fund perform in the period?

The Fund is an actively managed fund sub-advised by Mirae Asset Global Investments (USA) LLC that seeks a high level of total return consisting of both income and capital appreciation. The Fund seeks to achieve its investment objective by investing in investment grade corporate bonds. The sub-adviser utilizes a quantitative multifactor model and a deep neural network to assist in security screening and analysis of investment grade corporate bonds, developed by Wealthspot LLC, an affiliate of the Fund and the Fund's investment adviser.

The Fund uses the Bloomberg U.S. Corporate Index as its secondary benchmark index (the “Secondary Index”).

Since inception through November 30, 2025 (the “reporting period”), the Fund increased 5.42%, while the Secondary Index increased 5.32%. The Fund had a price of $25.00 per share on June 16, 2025 (the Fund’s date of inception) and ended the reporting period with a price of $25.92 per share on November 30, 2025.

Performance over the reporting period was positive, aided by easing economic policies by the U.S. Federal Reserve. Yields on 10-year U.S. Treasuries fell throughout the reporting period, lifting investment grade bond prices. Declining rates were supported by monetary policy, with the Federal Reserve moving to cut rates at its September and October meetings. Optimism surrounding future rate cuts remained intact, with CPI inflation data proving slightly softer than expected in September. Credit conditions were mixed earlier in the year, but the primary market re‑accelerated near the end of the reporting period with heavy investment‑grade issuance at still‑tight borrowing costs supporting valuations. The Fund's active management policy also contributed to its performance, with yield-curve positioning and security selection adding to its return, while sector allocation represented a modest drag as the falling rate environment modestly impacted the Fund's cash and Treasury holdings.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Global X Investment Grade Corporate Bond ETF - $10,542
Bloomberg U.S. Aggregate Bond Index (USD) (TR)* - $10,485
Bloomberg U.S. Corporate Index (USD) (TR)* - $10,532
$10,700
$10,600
$10,500
$10,400
$10,300
$10,200
$10,100
$10,000
$9,900
Jun/25
Jun/25
Jul/25
Aug/25
Sep/25
Oct/25
Nov/25

	Global X Investment Grade Corporate Bond ETF	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	Bloomberg U.S. Corporate Index (USD) (TR)Footnote Reference*
Jun/25	$10,000	$10,000	$10,000
Jun/25	$10,172	$10,149	$10,159
Jul/25	$10,168	$10,122	$10,166
Aug/25	$10,271	$10,243	$10,269
Sep/25	$10,447	$10,355	$10,423
Oct/25	$10,474	$10,420	$10,463
Nov/25	$10,542	$10,485	$10,532

Since its inception on June 16, 2025. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/gxig/ for current month-end performance.

Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

Average Annual Total Returns as of November 30, 2025

Fund/Index Name	Cumulative Since Inception
Global X Investment Grade Corporate Bond ETF	5.42%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	4.85%
Bloomberg U.S. Corporate Index (USD) (TR)Footnote Reference*	5.32%

Key Fund Statistics as of November 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$198,260,770	89	$111,327	141.39%

What did the Fund invest in?

Asset/Country WeightingsFootnote Reference*

Value	Value
Japan	0.5%
Australia	0.6%
U.S. Treasury Obligation	3.4%
Canada	10.3%
United States	83.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
Bank of Nova Scotia, SOFRRATE + 1.090%	4.338%	09/15/31	2.7%
Bank of America, SOFRRATE + 1.930%	2.676%	06/19/41	2.6%
Goldman Sachs Group, SOFRRATE + 1.264%	2.650%	10/21/32	2.4%
Universal Health Services	2.650%	10/15/30	2.1%
Charter Communications Operating	2.800%	04/01/31	2.1%
VMware	2.200%	08/15/31	2.1%
American Express, SOFRRATE + 1.790%	5.667%	04/25/36	2.0%
HCA	6.200%	03/01/55	1.9%
Comcast	2.987%	11/01/63	1.9%
Goldman Sachs Group, SOFRRATE + 1.770%	6.484%	10/24/29	1.9%

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/gxig/

Global X Funds

Global X Investment Grade Corporate Bond ETF: GXIG

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report - November 30, 2025

GXIG-AR-2025

(b) Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function.

Item 3. Audit Committee Financial Expert.

(a)(1) The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial experts are Charles A. Baker and Toai Chin and each is independent as defined in Form N-CSR Item 3(a)(2).

Item 4. Principal Accountant Fees and Services.

Fees billed by PricewaterhouseCoopers LLP (“PwC”) relate to the registrant.

PWC billed the registrant aggregate fees for services rendered to the registrant for the last two fiscal years as follows:

		2025			2024
		All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a)	Audit Fees	$1,531,394	$0	$0	$1,727,672	$0	$0
(b)	Audit-Related Fees	$0	$0	$0	$0	$0	$0
(c)	Tax Fees(1)	$564,637	$0	$0	$487,204	$0	$0
(d)	All Other Fees	$0	$0	$0	$0	$0	$0

Notes:

(1)	Tax Compliance and excise distribution services.

(e)(1) Not applicable.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

	2025	2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for the last two fiscal years were $564,637 and $487,204, respectively.

(h) During the past fiscal year, all non-audit services provided by registrant’s principal accountant to either registrant’s investment adviser or to any entity controlling, controlled by, or under common control with registrant’s investment adviser that provides ongoing services to registrant were pre-approved by the audit committee of registrant’s Board of Trustees. Included in the audit committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

The registrant has a separately-designated standing Audit Committee, which is composed of the registrant's Independent Trustees, Charles A. Baker, Toai Chin and Clifford J. Weber.

Item 6. Investments.

(a) The Schedules of Investments and Consolidated Schedules of Investments are included as part of the financial statements and financial highlights filed under Item 7 of this form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights are filed herein.

Global X Emerging Markets ex-China ETF (ticker: EMM)
Global X Emerging Markets Great Consumer ETF (ticker: EMC)
Global X Emerging Markets Bond ETF (ticker: EMBD)
Global X Brazil Active ETF (ticker: BRAZ)
Global X India Active ETF (ticker: NDIA)
Global X Investment Grade Corporate Bond ETF (ticker: GXIG)

Annual Financials and Other Information

November 30, 2025

Table of Contents

Financial Statements (Form N-CSR Item 7)

Shares are bought and sold at market price (not net asset value (“NAV”)) and are not individually redeemed from a Fund. Shares may only be redeemed directly from a Fund by Authorized Participants, in very large creation/ redemption units. Brokerage commissions will reduce returns.

Schedule of Investments	November 30, 2025
Global X Emerging Markets ex-China ETF

	Shares	Value
COMMON STOCK — 65.6%
ARGENTINA — 1.0%
Energy — 1.0%
Vista Energy ADR *	4,858	$238,819

BRAZIL — 0.4%
Consumer Discretionary — 0.4%
MercadoLibre *	46	95,302

CANADA — 1.1%
Materials — 1.1%
Franco-Nevada	1,202	252,228

CHILE — 1.1%
Materials — 1.1%
Antofagasta PLC	6,952	254,049

COLOMBIA — 0.5%
Financials — 0.5%
Grupo Cibest	7,000	119,768

GREECE — 1.4%
Financials — 1.4%
Alpha Bank	83,327	339,822

INDONESIA — 1.4%
Financials — 1.4%
Bank Central Asia	677,300	336,515

KAZAKHSTAN — 0.5%
Financials — 0.5%
Halyk Savings Bank of Kazakhstan JSC GDR	4,900	123,725

MEXICO — 3.0%
Consumer Staples — 1.1%
Wal-Mart de Mexico	73,600	248,995

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X Emerging Markets ex-China ETF

	Shares	Value
COMMON STOCK — continued
Financials — 0.9%
Grupo Financiero Banorte, Cl O	23,300	$222,516

Real Estate — 1.0%
Inmobiliaria Vesta	79,100	246,320

TOTAL MEXICO		717,831
PHILIPPINES — 0.6%
Financials — 0.6%
BDO Unibank	67,405	150,568

POLAND — 0.4%
Consumer Staples — 0.4%
Dino Polska *	7,170	80,306

SAUDI ARABIA — 3.7%
Financials — 3.0%
Al Rajhi Bank	14,388	367,615
Saudi National Bank	35,869	352,815
		720,430
Industrials — 0.7%
United International Transportation	8,737	154,177

TOTAL SAUDI ARABIA		874,607
SOUTH AFRICA — 2.7%
Consumer Staples — 0.5%
Clicks Group	5,771	116,987

Financials — 2.2%
Capitec Bank Holdings	1,258	285,227
FirstRand	49,001	233,082
		518,309
TOTAL SOUTH AFRICA		635,296
SOUTH KOREA — 15.0%
Communication Services — 3.0%
HYBE	1,904	387,753

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X Emerging Markets ex-China ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
NAVER	2,010	$333,485
		721,238
Consumer Staples — 1.6%
Samyang Foods	386	379,268

Financials — 1.9%
Shinhan Financial Group	8,694	461,110

Information Technology — 8.5%
Samsung Electronics GDR	678	1,172,940
SK hynix	2,303	829,966
		2,002,906
TOTAL SOUTH KOREA		3,564,522
TAIWAN — 28.7%
Financials — 1.5%
Fubon Financial Holding	121,000	357,005

Information Technology — 27.2%
Alchip Technologies	3,000	315,915
ASPEED Technology	2,000	466,146
Hon Hai Precision Industry	66,000	474,208
MediaTek	18,500	822,288
Quanta Computer	39,000	350,422
Taiwan Semiconductor Manufacturing ADR	13,775	4,015,550
		6,444,529
TOTAL TAIWAN		6,801,534
TURKEY — 0.5%
Financials — 0.5%
Haci Omer Sabanci Holding	64,705	124,742

UNITED ARAB EMIRATES — 3.0%
Energy — 1.4%
ADNOC Drilling PJSC	233,354	332,287

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X Emerging Markets ex-China ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 1.1%
Salik PJSC	165,127	$258,064

Real Estate — 0.5%
Aldar Properties PJSC	53,768	119,310

TOTAL UNITED ARAB EMIRATES		709,661
UNITED KINGDOM — 0.6%
Financials — 0.6%
TBC Bank Group PLC	2,350	127,040

TOTAL COMMON STOCK (Cost $12,628,016)		15,546,335

EXCHANGE-TRADED FUNDS — 31.0%
International Equity — 31.0%
Global X Brazil Active ETF (A)(B)	56,525	1,615,078
Global X India Active ETF (A)(C)	189,778	5,745,263
		7,360,341
TOTAL EXCHANGE-TRADED FUNDS (Cost $6,755,382)		7,360,341
TOTAL INVESTMENTS — 96.6% (Cost $19,383,398)		$22,906,676

Percentages are based on Net Assets of $23,715,921.

*	Non-income producing security.
(A)	Affiliated investment.
(B)	For financial information on the Global X Brazil Active ETF, please go to the Fund’s website at https://www.globalxetfs.com/explore/.
(C)	For financial information on the Global X India Active ETF, please go to the Fund’s website at https://www.globalxetfs.com/explore/.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X Emerging Markets ex-China ETF

The following is a summary of the level of inputs used as of November 30, 2025, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$14,671,728	$874,607	$—	$15,546,335
Exchange-Traded Funds	7,360,341	—	—	7,360,341
Total Investments in Securities	$22,032,069	$874,607	$—	$22,906,676

The following is a summary of the Fund’s transactions with affiliates for the year ended November 30, 2025:

Value 11/30/2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 11/30/2025	Income	Capital Gains
Global X Brazil Active ETF
$—	$2,199,180	$(1,019,974)	$339,316	$96,556	$1,615,078	$18,207	$—
Global X India Active ETF
—	7,710,552	(2,257,325)	265,643	26,393	5,745,263	—	—
Totals:
$—	$9,909,732	$(3,277,299)	$604,959	$122,949	$7,360,341	$18,207	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2025
Global X Emerging Markets Great Consumer ETF

	Shares	Value
COMMON STOCK — 99.9%
ARGENTINA — 0.5%
Energy — 0.5%
Vista Energy ADR *	7,752	$381,088

BRAZIL — 6.5%
Consumer Discretionary — 1.5%
MercadoLibre *	141	292,121
Vivara Participacoes	133,200	875,502
		1,167,623
Consumer Staples — 0.9%
Raia Drogasil	156,416	702,865

Financials — 2.7%
Itau Unibanco Holding ADR	146,126	1,139,783
NU Holdings, Cl A *	52,751	917,340
		2,057,123
Industrials — 1.4%
Localiza Rent a Car	72,300	612,287
WEG	57,000	472,049
		1,084,336
TOTAL BRAZIL		5,011,947
CANADA — 1.6%
Materials — 1.6%
Franco-Nevada	5,834	1,224,207

CHILE — 1.6%
Materials — 1.6%
Antofagasta PLC	33,067	1,208,379

CHINA — 23.9%
Communication Services — 9.1%
Kuaishou Technology, Cl B	206,100	1,794,798
NetEase	12,200	335,337

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2025
Global X Emerging Markets Great Consumer ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Tencent Holdings	61,700	$4,846,069
		6,976,204
Consumer Discretionary — 7.7%
Alibaba Group Holding	157,000	3,055,063
BYD, Cl H	71,400	894,151
Meituan, Cl B *	60,700	799,135
PDD Holdings ADR *	6,588	764,735
Trip.com Group	5,400	371,070
		5,884,154
Financials — 2.0%
China Construction Bank, Cl H	1,074,000	1,127,027
China Merchants Bank, Cl H	56,000	376,181
		1,503,208
Industrials — 0.5%
Contemporary Amperex Technology, Cl A	7,200	380,119

Information Technology — 4.6%
Pony AI *(A)	66,509	909,178
Xiaomi, Cl B *	505,200	2,661,748
		3,570,926
TOTAL CHINA		18,314,611
COLOMBIA — 0.5%
Financials — 0.5%
Grupo Cibest	22,180	379,493

GREECE — 1.4%
Financials — 1.4%
Alpha Bank	269,208	1,097,877

HONG KONG — 2.5%
Financials — 2.5%
Futu Holdings ADR	4,600	780,436

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2025
Global X Emerging Markets Great Consumer ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Hong Kong Exchanges & Clearing	21,500	$1,134,980

TOTAL HONG KONG		1,915,416
INDIA — 18.3%
Communication Services — 1.9%
Bharti Airtel	61,693	1,449,498

Consumer Discretionary — 3.2%
Eicher Motors	14,028	1,106,196
Eternal *	404,328	1,356,537
		2,462,733
Energy — 2.0%
Reliance Industries GDR	21,640	1,527,784

Financials — 6.0%
Axis Bank	78,440	1,122,219
HDFC Bank	167,120	1,882,558
ICICI Bank ADR	51,388	1,604,847
		4,609,624
Health Care — 1.4%
Apollo Hospitals Enterprise	13,540	1,110,402

Industrials — 1.0%
InterGlobe Aviation	11,224	740,529

Information Technology — 1.5%
Tata Consultancy Services	31,760	1,114,028

Real Estate — 1.3%
Prestige Estates Projects	55,253	1,036,092

TOTAL INDIA		14,050,690
KAZAKHSTAN — 0.5%
Financials — 0.5%
Halyk Savings Bank of Kazakhstan JSC GDR	15,940	402,485

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2025
Global X Emerging Markets Great Consumer ETF

	Shares	Value
COMMON STOCK — continued
MEXICO — 1.8%
Consumer Staples — 1.0%
Arca Continental	40,100	$408,692
Wal-Mart de Mexico	113,500	383,981
		792,673
Financials — 0.8%
Grupo Financiero Banorte, Cl O	64,143	612,568

TOTAL MEXICO		1,405,241
POLAND — 0.3%
Consumer Staples — 0.3%
Dino Polska *	20,648	231,263

SAUDI ARABIA — 3.3%
Financials — 2.7%
Al Rajhi Bank	37,715	963,623
Saudi National Bank	110,351	1,085,434
		2,049,057
Industrials — 0.6%
United International Transportation	27,131	478,767

TOTAL SAUDI ARABIA		2,527,824
SOUTH AFRICA — 2.2%
Consumer Staples — 0.6%
Clicks Group	23,019	466,629

Financials — 1.6%
Capitec Bank Holdings	3,517	797,412
FirstRand	79,389	377,628
		1,175,040

TOTAL SOUTH AFRICA		1,641,669
SOUTH KOREA — 12.1%
Communication Services — 1.9%
HYBE	3,783	770,413

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2025
Global X Emerging Markets Great Consumer ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued NAVER	4,209	$698,328
		1,468,741
Consumer Staples — 0.5%
Samyang Foods	402	394,989

Financials — 1.0%
Shinhan Financial Group	14,200	753,136

Information Technology — 8.7%
Samsung Electronics GDR	2,430	4,203,900
SK hynix	6,893	2,484,133
		6,688,033
TOTAL SOUTH KOREA		9,304,899
TAIWAN — 19.3%
Financials — 1.0%
Fubon Financial Holding	263,000	775,969

Information Technology — 18.3%
Alchip Technologies	3,000	315,915
ASPEED Technology	1,000	233,073
Hon Hai Precision Industry	155,000	1,113,669
MediaTek	52,000	2,311,295
Quanta Computer	43,000	386,363
Taiwan Semiconductor Manufacturing ADR	33,244	9,690,959
		14,051,274
TOTAL TAIWAN		14,827,243
TURKEY — 0.6%
Financials — 0.6%
Haci Omer Sabanci Holding	239,129	461,006

UNITED ARAB EMIRATES — 2.1%
Energy — 0.5%
ADNOC Drilling PJSC	262,839	374,273

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2025
Global X Emerging Markets Great Consumer ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 1.1%
Salik PJSC	527,574	$824,503

Real Estate — 0.5%
Aldar Properties PJSC	173,311	384,574

TOTAL UNITED ARAB EMIRATES		1,583,350
UNITED KINGDOM — 0.6%
Financials — 0.6%
TBC Bank Group PLC	7,620	411,936

UNITED STATES — 0.3%
Information Technology — 0.3%
Globant *	3,841	244,403

TOTAL COMMON STOCK (Cost $62,998,324)		76,625,027

	Face Amount
REPURCHASE AGREEMENTS(B) — 0.8%
Cantor Fitzgerald Securities 4.080%, dated 11/28/2025, to be repurchased on 12/01/2025, repurchase price $99,034 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $50 - $18,816, 0.000% - 6.500%, 01/02/2026 - 02/01/2057, with a total market value of $100,588)	$99,000	99,000
Citadel Securities LLC 4.170%, dated 11/28/2025, to be repurchased on 12/01/2025, repurchase price $249,087 (collateralized by various U.S. Treasury Obligations, ranging in par value $13 - $70,478, 0.000% - 4.750%, 12/11/2025 - 11/15/2055, with a total market value of $253,357)	249,000	249,000

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2025
Global X Emerging Markets Great Consumer ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — continued
Daiwa Capital Markets America, Inc. 4.090%, dated 11/28/2025, to be repurchased on 12/01/2025, repurchase price $249,085 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $37 - $103,793, 1.500% - 6.500%, 11/15/2034 - 12/01/2055, with a total market value of $253,035)	$249,000	$249,000
Natwest Markets Securities, Inc. 4.090%, dated 11/28/2025, to be repurchased on 12/01/2025, repurchase price $39,026 (collateralized by various U.S. Treasury Obligations, ranging in par value $7 - $5,628, 0.375% - 4.875%, 12/31/2025 - 05/15/2055, with a total market value of $39,498)	39,013	39,013
TOTAL REPURCHASE AGREEMENTS (Cost $636,013)		636,013
TOTAL INVESTMENTS — 100.7% (Cost $63,634,337)		$77,261,040

Percentages are based on Net Assets of $76,751,402.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at November 30, 2025. The total market value of securities on loan at November 30, 2025 was $622,830.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of November 30, 2025 was $636,013. The total value of non-cash collateral held from securities on loan as of November 30, 2025 was $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2025
Global X Emerging Markets Great Consumer ETF

The following is a summary of the level of inputs used as of November 30, 2025, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$74,097,203	$2,527,824	$—	$76,625,027
Repurchase Agreements	—	636,013	—	636,013
Total Investments in Securities	$74,097,203	$3,163,837	$—	$77,261,040

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X Emerging Markets Bond ETF

	Face Amount	Value
SOVEREIGN DEBT — 70.7%
Angola — 0.6%
Angolan Government International Bond 8.750%, 04/14/32	$1,800,000	$1,718,858

Argentina — 3.2%
Argentine Republic Government International Bond
5.000%, 01/09/38(A)	3,300,000	2,451,900
4.125%, 07/09/35(A)	6,400,000	4,530,240
3.500%, 07/09/41(A)	2,800,000	1,858,500
		8,840,640
Azerbaijan — 0.3%
Republic of Azerbaijan International Bond 3.500%, 09/01/32	800,000	746,662

Bahrain — 0.7%
Bahrain Government International Bond 6.750%, 09/20/29	1,200,000	1,247,026
Bahrain Government International Bond MTN 5.250%, 01/25/33	900,000	856,772
		2,103,798
Brazil — 5.3%
Brazilian Government International Bond
7.250%, 01/12/56	1,600,000	1,594,080
7.125%, 05/13/54	2,700,000	2,704,050
6.625%, 03/15/35	2,200,000	2,275,020
6.125%, 01/22/32	2,600,000	2,685,800
6.000%, 10/20/33	4,000,000	4,055,800
4.500%, 05/30/29	1,600,000	1,589,360
3.750%, 09/12/31	400,000	369,000
		15,273,110
Bulgaria — 0.7%
Bulgaria Government International Bond 5.000%, 03/05/37	2,000,000	2,006,083

Chile — 0.8%
Chile Government International Bond
4.000%, 01/31/52	1,400,000	1,126,300
3.240%, 02/06/28	600,000	588,060
2.550%, 01/27/32	600,000	537,600
		2,251,960

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X Emerging Markets Bond ETF

	Face Amount	Value
SOVEREIGN DEBT — continued
Colombia — 2.9%
Colombia Government International Bond
7.750%, 11/07/36	$1,400,000	$1,466,500
5.200%, 05/15/49	1,200,000	885,900
4.500%, 03/15/29	1,400,000	1,371,230
3.875%, 04/25/27	1,200,000	1,182,684
3.250%, 04/22/32	2,900,000	2,459,200
3.125%, 04/15/31	1,000,000	868,000
		8,233,514
Costa Rica — 1.4%
Costa Rica Government International Bond
6.550%, 04/03/34(B)	400,000	429,400
6.125%, 02/19/31	3,400,000	3,541,100
		3,970,500
Cote d’Ivoire — 0.5%
Ivory Coast Government International Bond 6.125%, 06/15/33	1,600,000	1,545,587

Dominican Republic — 3.5%
Dominican Republic International Bond
7.050%, 02/03/31	1,850,000	1,975,707
6.400%, 06/05/49	200,000	196,670
6.000%, 07/19/28	1,950,000	1,993,485
5.950%, 01/25/27	300,000	303,075
5.500%, 02/22/29	1,700,000	1,718,530
4.875%, 09/23/32	2,000,000	1,905,300
4.500%, 01/30/30	1,800,000	1,746,000
		9,838,767
Ecuador — 1.3%
Ecuador Government International Bond
6.900%, 07/31/30(A)	1,000,000	972,000
6.900%, 07/31/35(A)	2,000,000	1,694,000
5.000%, 07/31/40(A)	1,600,000	1,195,200
		3,861,200
Egypt — 3.0%
Egypt Government International Bond
8.875%, 05/29/50	600,000	579,309
7.903%, 02/21/48	2,000,000	1,754,850
7.625%, 05/29/32	1,000,000	1,027,069
7.500%, 01/31/27	1,200,000	1,229,608
5.800%, 09/30/27	3,300,000	3,320,178

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X Emerging Markets Bond ETF

	Face Amount	Value
SOVEREIGN DEBT — continued
Egypt — continued
Egypt Government International Bond MTN 5.875%, 02/16/31	$600,000	$580,884
		8,491,898
El Salvador — 0.1%
El Salvador Government International Bond 7.125%, 01/20/50(B)	400,000	360,288

Ghana — 0.6%
Ghana Government International Bond
6.217%, 07/03/26	80,000	78,387
5.730%, 01/03/30	150,019	131,170
5.000%, 07/03/29(A)	1,150,000	1,124,635
5.000%, 07/03/35(A)	700,000	620,603
		1,954,795
Guatemala — 0.4%
Guatemala Government Bond 6.050%, 08/06/31	1,200,000	1,246,200

Hungary — 3.1%
Hungary Government International Bond
6.750%, 09/25/52	800,000	860,299
6.250%, 09/22/32	2,000,000	2,138,088
6.125%, 05/22/28	1,500,000	1,556,459
5.500%, 06/16/34	1,700,000	1,723,065
5.500%, 03/26/36	1,000,000	1,000,746
5.250%, 06/16/29	800,000	815,040
3.125%, 09/21/51	700,000	436,577
		8,530,274
Indonesia — 1.3%
Indonesia Government International Bond
5.650%, 01/11/53	1,000,000	1,024,712
5.250%, 01/15/30	1,400,000	1,452,217
4.550%, 01/11/28	1,200,000	1,209,051
		3,685,980
Jordan — 0.1%
Jordan Government International Bond 5.750%, 01/31/27	400,000	401,828

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X Emerging Markets Bond ETF

	Face Amount	Value
SOVEREIGN DEBT — continued
Kenya — 0.4%
Republic of Kenya Government International Bond
9.750%, 02/16/31	$700,000	$745,382
8.250%, 02/28/48	200,000	182,791
		928,173
Kuwait — 0.8%
Kuwait International Government Bond 4.016%, 10/09/28	2,200,000	2,200,071

Lebanon — 0.2%
Lebanon Government International Bond MTN 6.650%, 02/26/30(C)	2,500,000	550,165

Mexico — 3.4%
Mexico Government International Bond
6.400%, 05/07/54	1,500,000	1,462,095
6.350%, 02/09/35	2,300,000	2,422,935
5.625%, 09/22/35	2,500,000	2,473,800
5.375%, 03/22/33	1,500,000	1,495,353
4.750%, 04/27/32	1,200,000	1,172,880
2.659%, 05/24/31	600,000	535,500
		9,562,563
Morocco — 0.7%
Morocco Government International Bond
6.500%, 09/08/33	400,000	433,863
5.950%, 03/08/28	1,000,000	1,028,946
4.000%, 12/15/50	200,000	145,879
		1,608,688
Nigeria — 2.2%
Nigeria Government International Bond
8.747%, 01/21/31	2,400,000	2,576,142
7.696%, 02/23/38	1,400,000	1,376,325
7.143%, 02/23/30	800,000	813,055
Nigeria Government International Bond MTN 7.625%, 11/28/47	1,600,000	1,482,354
		6,247,876

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X Emerging Markets Bond ETF

	Face Amount	Value
SOVEREIGN DEBT — continued
Oman — 2.8%
Oman Government International Bond
6.250%, 01/25/31	$2,300,000	$2,471,351
5.625%, 01/17/28	2,100,000	2,146,093
5.375%, 03/08/27	1,200,000	1,210,521
4.750%, 06/15/26	700,000	700,106
Oman Government International Bond MTN 6.000%, 08/01/29	1,300,000	1,362,535
		7,890,606
Pakistan — 0.3%
Pakistan Government International Bond MTN 7.375%, 04/08/31	1,000,000	980,452

Panama — 2.8%
Panama Government International Bond
6.400%, 02/14/35	3,700,000	3,850,220
4.500%, 04/01/56	400,000	296,640
3.875%, 03/17/28	1,200,000	1,176,120
3.870%, 07/23/60	1,600,000	1,050,560
2.252%, 09/29/32	1,700,000	1,387,370
		7,760,910
Paraguay — 0.5%
Paraguay Government International Bond
5.000%, 04/15/26	314,000	314,515
4.950%, 04/28/31	1,200,000	1,207,973
		1,522,488
Peru — 3.3%
Peruvian Government International Bond
8.750%, 11/21/33	2,400,000	3,023,760
5.875%, 08/08/54	1,800,000	1,808,370
5.500%, 03/30/36	2,900,000	2,977,430
5.375%, 02/08/35	1,200,000	1,231,200
2.783%, 01/23/31	700,000	647,640
		9,688,400
Philippines — 1.6%
Philippine Government International Bond
6.375%, 10/23/34	1,900,000	2,137,682
5.500%, 01/17/48	1,000,000	1,014,098
3.700%, 02/02/42	1,200,000	999,880
		4,151,660

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X Emerging Markets Bond ETF

	Face Amount	Value
SOVEREIGN DEBT — continued
Poland — 1.6%
Bank Gospodarstwa Krajowego MTN 5.375%, 05/22/33	$1,300,000	$1,349,516
Republic of Poland Government International Bond 5.500%, 04/04/53	3,350,000	3,264,807
		4,614,323
Qatar — 1.0%
Qatar Government International Bond
4.817%, 03/14/49	900,000	869,662
4.400%, 04/16/50	1,200,000	1,088,241
3.750%, 04/16/30	1,000,000	992,087
		2,949,990
Romania — 3.4%
Romanian Government International Bond
6.625%, 05/16/36	1,200,000	1,238,392
5.875%, 01/30/29	1,500,000	1,544,553
5.750%, 09/16/30	1,700,000	1,744,934
5.750%, 03/24/35	800,000	784,925
5.250%, 11/25/27	600,000	608,415
4.000%, 02/14/51	1,100,000	755,122
3.625%, 03/27/32	1,400,000	1,273,122
3.000%, 02/14/31	2,100,000	1,895,688
		9,845,151
Saudi Arabia — 1.8%
Saudi Government International Bond MTN
5.750%, 01/16/54	3,600,000	3,676,175
4.500%, 04/17/30	600,000	606,850
2.250%, 02/02/33	1,000,000	863,220
		5,146,245
Senegal — 0.2%
Senegal Government International Bond 6.250%, 05/23/33	1,000,000	613,522

Serbia — 0.7%
Serbia International Bond 6.500%, 09/26/33	1,900,000	2,054,957

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X Emerging Markets Bond ETF

	Face Amount	Value
SOVEREIGN DEBT — continued
South Africa — 4.3%
Republic of South Africa Government International Bond
7.300%, 04/20/52	$2,200,000	$2,224,504
7.100%, 11/19/36	1,900,000	2,043,702
5.875%, 04/20/32	2,600,000	2,680,809
4.875%, 04/14/26	1,600,000	1,601,450
4.850%, 09/27/27	1,000,000	1,013,871
4.850%, 09/30/29	1,800,000	1,800,986
4.300%, 10/12/28	1,000,000	994,780
		12,360,102
Sri Lanka — 0.8%
Sri Lanka Government International Bond
4.000%, 04/15/28	351,451	335,812
3.600%, 06/15/35(A)	400,000	301,929
3.600%, 05/15/36(A)	500,000	453,402
3.600%, 02/15/38(A)	100,000	91,712
3.350%, 03/15/33(A)	900,000	780,451
3.100%, 01/15/30(A)	400,000	376,500
		2,339,806
Trinidad & Tobago — 0.4%
Trinidad & Tobago Government International Bond 6.400%, 06/26/34	1,200,000	1,209,264

Turkey — 3.3%
Turkiye Government International Bond
6.950%, 09/16/35	2,900,000	2,970,632
6.500%, 01/03/35	1,000,000	1,000,015
6.125%, 10/24/28	3,200,000	3,295,734
5.750%, 05/11/47	1,600,000	1,319,137
4.250%, 04/14/26	500,000	500,861
		9,086,379

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X Emerging Markets Bond ETF

	Face Amount	Value
SOVEREIGN DEBT — continued
Ukraine — 1.0%
Ukraine Government International Bond
16.089%, 02/01/30(A)	$200,000	$111,202
12.465%, 02/01/34(A)	1,500,000	690,263
8.799%, 02/01/35(A)	1,000,000	565,156
8.316%, 02/01/36(A)	400,000	225,378
4.500%, 02/01/34(A)	450,000	264,313
4.500%, 02/01/35(A)	1,600,000	929,675
4.500%, 02/01/36(A)	700,000	401,694
		3,187,681
United Arab Emirates — 2.8%
Abu Dhabi Government International Bond
5.500%, 04/30/54	3,900,000	4,068,366
3.625%, 10/02/28	1,400,000	1,392,015
Abu Dhabi Government International Bond MTN 4.875%, 04/30/29	1,000,000	1,031,331
Finance Department Government of Sharjah 6.500%, 11/23/32	1,300,000	1,404,303
		7,896,015
Uruguay — 0.6%
Uruguay Government International Bond
5.100%, 06/18/50	1,200,000	1,144,800
4.375%, 01/23/31	600,000	607,470
		1,752,270
TOTAL SOVEREIGN DEBT (Cost $191,657,276)		201,209,699

CORPORATE OBLIGATIONS — 23.5%
Azerbaijan — 0.6%
Energy — 0.6%
Southern Gas Corridor CJSC 6.875%, 03/24/26	1,700,000	1,712,863

Chile — 5.8%
Consumer Staples — 0.5%
Cia Cervecerias Unidas 3.350%, 01/19/32	1,700,000	1,539,769

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X Emerging Markets Bond ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — continued
Energy — 1.3%
Empresa Nacional del Petroleo
6.150%, 05/10/33	$1,400,000	$1,478,834
5.250%, 11/06/29	2,200,000	2,231,709
		3,710,543
Materials — 2.5%
Corp Nacional del Cobre de Chile
6.780%, 01/13/55	1,400,000	1,509,620
5.950%, 01/08/34	2,200,000	2,305,833
3.625%, 08/01/27	1,500,000	1,483,458
3.000%, 09/30/29	2,100,000	1,991,639
		7,290,550
Utilities — 1.5%
Chile Electricity Lux MPC SARL 6.010%, 01/20/33	2,595,500	2,718,864
Colbun 5.375%, 09/11/35	1,500,000	1,511,265
		4,230,129
		16,770,991
China — 0.1%
Consumer Discretionary — 0.1%
Prosus 4.987%, 01/19/52	500,000	404,537

Colombia — 0.4%
Energy — 0.4%
Ecopetrol 5.875%, 05/28/45	1,500,000	1,133,329

Hungary — 0.1%
Utilities — 0.1%
MVM Energetika Zrt 6.500%, 03/13/31	300,000	318,193

Indonesia — 0.6%
Materials — 0.5%
Indonesia Asahan Aluminium / Mineral Industri Indonesia Persero 6.530%, 11/15/28	1,200,000	1,276,891

Utilities — 0.1%
Perusahaan Perseroan Persero Perusahaan Listrik Negara MTN 4.125%, 05/15/27	400,000	399,002
		1,675,893

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X Emerging Markets Bond ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — continued
Kazakhstan — 0.5%
Energy — 0.5%
KazMunayGas National JSC 6.375%, 10/24/48	$1,300,000	$1,318,443

Kuwait — 0.8%
Financials — 0.8%
NBK SPC
5.500%, SOFR + 1.160%, 06/06/30(D)	1,000,000	1,035,144
1.625%, SOFR + 1.050%, 09/15/27(D)	1,200,000	1,173,067
		2,208,211
Malaysia — 1.6%
Energy — 1.6%
Petronas Capital 5.848%, 04/03/55	1,200,000	1,276,183
Petronas Capital MTN
4.550%, 04/21/50	2,000,000	1,780,870
3.500%, 04/21/30	1,800,000	1,754,751
		4,811,804
Mexico — 5.7%
Communication Services — 0.4%
America Movil 4.700%, 07/21/32	1,000,000	1,011,059

Consumer Staples — 1.1%
Becle 2.500%, 10/14/31	700,000	610,468
Bimbo Bakeries USA
6.400%, 01/15/34	1,400,000	1,532,737
6.050%, 01/15/29	1,000,000	1,047,435
		3,190,640
Energy — 3.2%
Petroleos Mexicanos
10.000%, 02/07/33	1,400,000	1,615,740
7.690%, 01/23/50	1,550,000	1,383,489
6.840%, 01/23/30	2,400,000	2,428,744
6.500%, 03/13/27	1,500,000	1,525,800
5.950%, 01/28/31	2,000,000	1,930,990
		8,884,763
Financials — 0.4%
Banco Nacional de Comercio Exterior SNC
5.875%, 05/07/30	250,000	259,078
2.720%, H15T5Y + 2.000%, 08/11/31(D)	800,000	778,422
		1,037,500

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X Emerging Markets Bond ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — continued
Utilities — 0.6%
FIEMEX Energia - Banco Actinver Institucion de Banca Multiple 7.250%, 01/31/41	$1,683,863	$1,759,923
		15,883,885
Peru — 1.4%
Energy — 0.6%
Petroleos del Peru 5.625%, 06/19/47	1,000,000	711,310
Pluspetrol Camisea / Pluspetrol Lote 56 6.240%, 07/03/36	800,000	848,130
Transportadora de Gas del Peru 4.250%, 04/30/28	120,000	119,940
		1,679,380
Financials — 0.6%
Scotiabank Peru SAA 6.100%, H15T1Y + 2.309%, 10/01/35(D)	1,700,000	1,747,600

Utilities — 0.2%
Kallpa Generacion 5.500%, 09/11/35	700,000	703,500
		4,130,480
Poland — 0.8%
Energy — 0.8%
ORLEN 6.000%, 01/30/35	2,100,000	2,225,943

Saudi Arabia — 1.6%
Energy — 1.4%
EIG Pearl Holdings SARL
4.387%, 11/30/46	600,000	503,401
3.545%, 08/31/36	590,071	544,480
Saudi Arabian Oil MTN
5.750%, 07/17/54	2,000,000	1,980,300
3.500%, 04/16/29	800,000	781,326
		3,809,507
Utilities — 0.2%
Acwa Power Management and Investments One 5.950%, 12/15/39	553,800	565,256
		4,374,763

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X Emerging Markets Bond ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — continued
South Africa — 1.1%
Utilities — 1.1%
Eskom Holdings MTN 6.350%, 08/10/28	$2,900,000	$2,995,283

South Korea — 0.3%
Information Technology — 0.3%
SK hynix 2.375%, 01/19/31	1,000,000	908,501

Thailand — 0.4%
Materials — 0.4%
GC Treasury Center MTN 2.980%, 03/18/31	1,400,000	1,273,538
United Arab Emirates — 1.1%
Energy — 0.3%
Abu Dhabi Crude Oil Pipeline 4.600%, 11/02/47	600,000	562,547
Adnoc Murban Rsc 5.125%, 09/11/54	400,000	383,036
		945,583
Industrials — 0.5%
DP World Crescent 5.500%, 09/13/33	1,000,000	1,037,308
DP World MTN 4.700%, 09/30/49	400,000	349,146
		1,386,454
Utilities — 0.3%
National Central Cooling PJSC 2.500%, 10/21/27	800,000	771,008
		3,103,045
United States — 0.6%
Materials — 0.6%
GCC 3.614%, 04/20/32	1,800,000	1,645,894

TOTAL CORPORATE OBLIGATIONS (Cost $65,447,035)		66,895,596

U.S. TREASURY OBLIGATIONS — 3.1%
U.S. Treasury Bonds
4.625%, 02/15/2055	2,000,000	1,983,125
4.500%, 11/15/2054	2,000,000	1,942,500

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X Emerging Markets Bond ETF

	Face Amount	Value
U.S. TREASURY OBLIGATIONS — continued
4.250%, 02/15/2054	$2,000,000	$1,862,422
		5,788,047
U.S. Treasury Notes
4.250%, 01/31/2030	2,000,000	2,052,265
4.250%, 11/15/2034	1,000,000	1,022,422
		3,074,687
TOTAL U.S. TREASURY OBLIGATIONS (Cost $8,665,580)		8,862,734

	Shares
EXCHANGE-TRADED FUND — 0.7%
Domestic Fixed Income — 0.7%
Global X 1-3 Month T-Bill ETF (E)	20,000	2,008,200
TOTAL EXCHANGE-TRADED FUND (Cost $2,009,548)		2,008,200
TOTAL INVESTMENTS — 98.0% (Cost $267,779,439)		$278,976,229

Percentages are based on Net Assets of $284,727,720.

(A)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(B)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration normally to qualified institutions. On November 30, 2025, the value of these securities amounted to $789,688, representing 0.3% of the Net Assets of the Fund.
(C)	Security in default on interest payments.
(D)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; or by adjusting periodically based on prevailing interest rates.
(E)	Affiliated investment.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X Emerging Markets Bond ETF

The following is a summary of the level of inputs used as of November 30, 2025, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Sovereign Debt	$—	$201,209,699	$—	$201,209,699
Corporate Obligations	—	66,895,596	—	66,895,596
U.S. Treasury Obligations	—	8,862,734	—	8,862,734
Exchange-Traded Fund	2,008,200	—	—	2,008,200
Total Investments in Securities	$2,008,200	$276,968,029	$—	$278,976,229

The following is a summary of the Fund’s transactions with affiliates for the year ended November 30, 2025:

Value 11/30/2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 11/30/2025	Income	Capital Gains
Global X 1-3 Month T-Bill ETF
$1,255,688	$752,776	$—	$(264)	$—	$2,008,200	$82,383	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X Brazil Active ETF

	Shares	Value
COMMON STOCK — 94.3%
BRAZIL — 91.1%
Consumer Discretionary — 6.8%
Direcional Engenharia	59,800	$207,160
MercadoLibre *	37	76,656
Vivara Participacoes	39,500	259,627
		543,443
Consumer Staples — 4.0%
Raia Drogasil	71,500	321,290

Energy — 13.4%
Petroleo Brasileiro ADR	71,107	891,682
PRIO *	25,700	178,974
		1,070,656
Financials — 38.0%
B3 - Brasil Bolsa Balcao	100,700	281,942
Banco Bradesco ADR	125,813	465,508
Banco BTG Pactual	38,800	392,125
Itau Unibanco Holding ADR	108,409	845,590
NU Holdings, Cl A *	60,172	1,046,391
		3,031,556
Industrials — 6.2%
Embraer ADR	945	59,270
Localiza Rent a Car	15,000	127,031
WEG	37,000	306,418
		492,719
Materials — 12.5%
ERO Copper *	7,492	189,282
Suzano ADR	16,875	151,031
Vale ADR, Cl B	38,541	486,002
Wheaton Precious Metals	1,503	165,405
		991,720
Utilities — 10.2%
Axia Energia ADR	31,934	375,224
Companhia Paranaense de Energia ADR	26,606	283,886

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X Brazil Active ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Equatorial Energia	20,800	$154,778
		813,888
TOTAL BRAZIL		7,265,272
UNITED STATES — 3.2%
Consumer Staples — 1.7%
JBS NV *	9,028	132,804

Information Technology — 1.5%
Globant *	1,935	123,124

TOTAL UNITED STATES		255,928
TOTAL COMMON STOCK (Cost $6,083,827)		7,521,200

PREFERRED STOCK — 4.7%
BRAZIL—4.7%
Financials — 4.7%
Itausa (A)	161,733	373,216
TOTAL PREFERRED STOCK (Cost $282,383)		373,216
TOTAL INVESTMENTS — 99.0% (Cost $6,366,210)		$7,894,416

Percentages are based on Net Assets of $7,976,273.

*	Non-income producing security.
(A)	There is currently no stated interest rate.

As of November 30, 2025, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X Brazil Active ETF

The following is a summary of the Fund’s transactions with affiliates for the year ended November 30, 2025:

Value 11/30/2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 11/30/2025	Income	Capital Gains
Global X 1-3 Month T-Bill ETF
$—	$61,633	$(61,620)	$—	$(13)	$—	$333	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X India Active ETF

	Shares	Value
COMMON STOCK — 99.2%
INDIA — 97.0%
Communication Services — 5.4%
Bharti Airtel	122,537	$2,879,049

Consumer Discretionary — 10.7%
Eicher Motors	14,564	1,148,463
Eternal *	364,386	1,222,530
FSN E-Commerce Ventures *	235,710	704,409
Tata Motors	263,838	1,052,432
Titan	36,608	1,599,297
		5,727,131
Consumer Staples — 5.9%
Avenue Supermarts *	27,319	1,220,608
United Spirits	117,317	1,903,881
		3,124,489
Energy — 10.2%
Bharat Petroleum	250,320	1,004,946
Reliance Industries GDR	62,855	4,437,563
		5,442,509
Financials — 34.3%
Axis Bank	198,307	2,837,122
Federal Bank	489,956	1,412,778
General Insurance Corp of India	221,350	958,179
Go Digit General Insurance *	265,133	1,061,599
HDFC Bank	421,447	4,747,477
ICICI Bank ADR	125,859	3,930,577
Kfin Technologies	63,873	754,287
SBI Life Insurance	62,682	1,377,711
Shriram Finance	129,047	1,228,686
		18,308,416
Health Care — 2.6%
Apollo Hospitals Enterprise	16,905	1,386,362

Industrials — 7.3%
Adani Ports & Special Economic Zone	48,280	818,759
InterGlobe Aviation	11,960	789,088

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X India Active ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Larsen & Toubro	50,283	$2,287,729
		3,895,576
Information Technology — 9.1%
Infosys ADR	160,374	2,803,338
Tata Consultancy Services	57,940	2,032,329
		4,835,667
Materials — 5.3%
Steel Authority of India	714,683	1,077,927
UltraTech Cement	13,591	1,762,549
		2,840,476
Real Estate — 3.4%
Prestige Estates Projects	95,189	1,784,963

Utilities — 2.8%
NTPC	406,935	1,485,161

TOTAL INDIA		51,709,799
UNITED STATES — 2.2%
Industrials — 2.2%
Timken	14,366	1,169,249

TOTAL COMMON STOCK (Cost $49,739,691)		52,879,048
TOTAL INVESTMENTS — 99.2% (Cost $49,739,691)		$52,879,048

Percentages are based on Net Assets of $53,320,518.

*	Non-income producing security.

As of November 30, 2025, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X Investment Grade Corporate Bond ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — 94.8%
Australia — 0.6%
Materials — 0.6%
BHP Billiton Finance USA 5.750%, 09/05/55	$1,071,000	$1,116,528

Canada — 10.3%
Communication Services — 2.8%
Rogers Communications
5.000%, 02/15/29	1,530,000	1,560,361
4.550%, 03/15/52	3,060,000	2,485,862
3.200%, 03/15/27	1,530,000	1,509,806
		5,556,029
Financials — 7.5%
Bank of Nova Scotia 4.338%, SOFR + 1.090%, 09/15/31(A)	5,355,000	5,347,790
Brookfield Asset Management
6.077%, 09/15/55	2,295,000	2,365,825
5.795%, 04/24/35	1,071,000	1,124,163
Canadian Imperial Bank of Commerce 4.857%, SOFR + 1.030%, 03/30/29(A)	3,060,000	3,109,301
Fairfax Financial Holdings 5.750%, 05/20/35	2,669,000	2,788,299
		14,735,378
		20,291,407
Japan — 0.5%
Consumer Discretionary — 0.5%
Honda Motor 4.436%, 07/08/28	1,071,000	1,080,678

United States — 83.4%
Communication Services — 7.7%
Alphabet 2.250%, 08/15/60	3,825,000	2,040,527
Charter Communications Operating 2.800%, 04/01/31	4,590,000	4,123,850
Comcast
5.500%, 05/15/64	1,071,000	987,865
3.900%, 03/01/38	765,000	671,774
2.987%, 11/01/63	6,732,000	3,756,802
Fox 5.476%, 01/25/39	1,377,000	1,394,606
Verizon Communications 2.650%, 11/20/40	3,366,000	2,444,190
		15,419,614

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X Investment Grade Corporate Bond ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — continued
Consumer Discretionary — 3.9%
General Motors 6.250%, 10/02/43	$1,224,000	$1,256,777
Las Vegas Sands 5.625%, 06/15/28	1,377,000	1,408,464
Marriott International 5.500%, 04/15/37	2,142,000	2,212,421
McDonald’s MTN 3.625%, 09/01/49	2,295,000	1,720,931
PVH 5.500%, 06/13/30	1,224,000	1,249,686
		7,848,279
Consumer Staples — 5.9%
Altria Group 3.700%, 02/04/51	2,295,000	1,652,315
Conagra Brands
5.300%, 11/01/38	3,825,000	3,693,478
4.850%, 11/01/28	3,060,000	3,102,194
Philip Morris International 4.750%, 11/01/31	3,060,000	3,128,576
		11,576,563
Energy — 7.8%
APA 6.750%, 02/15/55	2,295,000	2,318,753
Cheniere Energy Partners 4.000%, 03/01/31	1,530,000	1,486,358
EOG Resources
5.650%, 12/01/54	918,000	918,193
5.350%, 01/15/36	459,000	476,111
EQT 4.750%, 01/15/31	1,530,000	1,540,396
Hess 7.300%, 08/15/31	1,224,000	1,416,587
MPLX 4.500%, 04/15/38	2,295,000	2,105,590
Occidental Petroleum 6.375%, 09/01/28	1,071,000	1,123,614
Ovintiv 6.500%, 02/01/38	1,530,000	1,613,977
Sabine Pass Liquefaction 5.000%, 03/15/27	918,000	923,379

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X Investment Grade Corporate Bond ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — continued
Energy — continued
Western Midstream Operating 5.250%, 02/01/50	$1,683,000	$1,464,200
		15,387,158
Financials — 22.2%
Ally Financial 8.000%, 11/01/31	765,000	870,556
American Express 5.667%, SOFR + 1.790%, 04/25/36(A)	3,825,000	4,060,836
Bank of America MTN 2.676%, SOFR + 1.930%, 06/19/41(A)	6,885,000	5,179,996
Brown & Brown 6.250%, 06/23/55	2,295,000	2,404,422
Citigroup 5.612%, SOFR + 1.746%, 03/04/56(A)	306,000	311,270
Fidelity National Financial 2.450%, 03/15/31	3,060,000	2,733,104
FNB 5.722%, SOFRINDX + 1.930%, 12/11/30(A)	3,060,000	3,126,176
Goldman Sachs Group
6.484%, SOFR + 1.770%, 10/24/29(A)	3,519,000	3,741,297
5.734%, SOFR + 1.696%, 01/28/56(A)	1,530,000	1,589,650
4.153%, SOFR + 0.900%, 10/21/29(A)	1,530,000	1,531,103
2.650%, SOFR + 1.264%, 10/21/32(A)	5,355,000	4,852,740
Horace Mann Educators 4.700%, 10/01/30	2,142,000	2,134,249
KeyCorp 6.401%, SOFRINDX + 2.420%, 03/06/35(A)	1,530,000	1,669,435
Morgan Stanley
6.407%, SOFR + 1.830%, 11/01/29(A)	3,519,000	3,736,456
5.516%, SOFR + 1.710%, 11/19/55(A)	1,530,000	1,547,929
4.133%, SOFR + 0.913%, 10/18/29(A)	3,060,000	3,059,672
Synchrony Financial 6.000%, SOFR + 2.070%, 07/29/36(A)	1,530,000	1,572,915
		44,121,806
Health Care — 11.1%
Biogen 5.750%, 05/15/35	1,836,000	1,953,086
Bristol-Myers Squibb 4.125%, 06/15/39	3,825,000	3,525,072
Elevance Health 4.950%, 11/01/31	2,601,000	2,664,237

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X Investment Grade Corporate Bond ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — continued
Health Care — continued
Gilead Sciences
5.500%, 11/15/54	$2,295,000	$2,317,774
5.100%, 06/15/35	3,366,000	3,482,349
HCA 6.200%, 03/01/55	3,672,000	3,826,481
Universal Health Services 2.650%, 10/15/30	4,590,000	4,186,501
		21,955,500
Industrials — 4.4%
Cummins 4.700%, 02/15/31	1,530,000	1,568,303
GATX 6.050%, 06/05/54	1,530,000	1,569,781
Leidos 5.500%, 03/15/35	1,836,000	1,920,013
Regal Rexnord 6.050%, 04/15/28	3,366,000	3,483,787
		8,541,884
Information Technology — 7.0%
Amphenol 2.200%, 09/15/31	3,825,000	3,423,884
Intel 5.900%, 02/10/63	2,295,000	2,217,354
KLA 4.950%, 07/15/52	2,295,000	2,131,776
Texas Instruments 5.050%, 05/18/63	2,142,000	1,969,783
VMware 2.200%, 08/15/31	4,590,000	4,088,406
		13,831,203
Materials — 0.6%
Newmont 5.350%, 03/15/34	1,071,000	1,123,498
Real Estate — 2.0%
Host Hotels & Resorts 5.700%, 07/01/34	1,530,000	1,583,030
VICI Properties 4.750%, 04/01/28	2,448,000	2,474,865
		4,057,895

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X Investment Grade Corporate Bond ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — continued
Utilities — 10.8%
AEP Transmission 5.375%, 06/15/35	$1,530,000	$1,591,948
AES 5.450%, 06/01/28	918,000	939,034
Alabama Power 4.300%, 03/15/31	1,530,000	1,534,282
CenterPoint Energy Resources 1.750%, 10/01/30	1,224,000	1,091,749
Exelon 5.600%, 03/15/53	1,530,000	1,509,639
Georgia Power 4.750%, 09/01/40	1,683,000	1,617,696
Jersey Central Power & Light 4.400%, 01/15/31(B)	612,000	610,482
Pacific Gas and Electric 4.550%, 07/01/30	1,071,000	1,067,261
PacifiCorp 5.500%, 05/15/54	2,754,000	2,515,793
PECO Energy 5.650%, 09/15/55	2,601,000	2,655,745
Public Service Enterprise Group 2.450%, 11/15/31	2,295,000	2,054,381
Southern 4.250%, 07/01/36	1,224,000	1,153,073
System Energy Resources 5.300%, 12/15/34	918,000	932,889
Virginia Electric and Power 5.600%, 09/15/55	2,295,000	2,283,789
		21,557,761
		165,421,161
TOTAL CORPORATE OBLIGATIONS (Cost $186,046,075)		187,909,774

U.S. TREASURY OBLIGATIONS — 3.4%
U.S. Treasury Notes 4.250%, 01/31/2026	3,200,000	3,201,562

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X Investment Grade Corporate Bond ETF

	Face Amount	Value
U.S. TREASURY OBLIGATIONS — continued
3.875%, 09/30/2032	$3,500,000	$3,519,141
		6,720,703
TOTAL U.S. TREASURY OBLIGATIONS (Cost $6,695,430)		6,720,703
TOTAL INVESTMENTS — 98.2% (Cost $192,741,505)		$194,630,477

Percentages are based on Net Assets of $198,260,770.

(A)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; or by adjusting periodically based on prevailing interest rates.
(B)

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration normally to qualified institutions. On November 30, 2025, the value of these securities amounted to $610,482, representing 0.3% of the Net Assets of the Fund.

As of November 30, 2025, all of the Fund’s investments were considered Level 2, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Glossary (abbreviations which may be used in the preceding Schedules of Investments):

Fund Abbreviations

ADR — American Depositary Receipt

CJSC — Closed Joint-Stock Company

Cl — Class

ETF — Exchange-Traded Fund

GDR — Global Depositary Receipt

H15T5Y — US Treasury Yield Curve Rate T Note Constant Maturity 5 Year

JSC — Joint-Stock Company

MTN — Medium Term Note

SOFR — Secured Overnight Financing Rate

Statements of Assets and Liabilities

November 30, 2025

	Global X Emerging Markets ex- China ETF	Global X Emerging Markets Great Consumer ETF		Global X Emerging Markets Bond ETF
Assets:
Cost of Investments	$12,628,016	$62,998,324		$265,769,891
Cost of Affiliated Investments	6,755,382	—		2,009,548
Cost of Repurchase Agreement	—	636,013		—
Cost (Proceeds) of Foreign Currency	91,313	341,464		—
Investments, at Value	$15,546,335	$76,625,027	*	$276,968,029
Affiliated Investments, at Value	7,360,341	—		2,008,200
Repurchase Agreement, at Value	—	636,013		—
Cash	88,574	—		1,896,671
Foreign Currency, at Value	91,295	388,113		—
Receivable for Investment Securities Sold	632,916	307,082		—
Dividend, Interest, and Securities Lending Income Receivable	4,991	78,799		3,850,713
Reclaim Receivable	695	4,319		—
Unrealized Appreciation on Spot Contracts	220	—		—
Receivable for Capital Shares Sold	—	—		2,402,108
Due from Broker	—	—		276,989
Total Assets	23,725,367	78,039,353		287,402,710
Liabilities:
Obligation to Return Securities Lending Collateral	—	636,013		—
Payable due to Investment Adviser	9,446	47,872		86,365
Payable for Investment Securities Purchased	—	389,919		2,311,636
Payable for Capital Shares Redeemed	—	—		276,989
Accrued Foreign Capital Gains Tax on Appreciated Securities	—	56,202		—
Cash Overdraft	—	157,945		—
Total Liabilities	9,446	1,287,951		2,674,990
Net Assets	$23,715,921	$76,751,402		$284,727,720
Net Assets Consist of:
Paid-in Capital	$30,679,039	$438,434,313		$286,900,355
Total Accumulated Losses	(6,963,118)	(361,682,911)		(2,172,635)
Net Assets	$23,715,921	$76,751,402		$284,727,720
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	720,587	2,529,074		11,850,000
Net Asset Value, Offering and Redemption Price Per Share	$32.91	$30.35		$24.03
*Includes Market Value of Securities on Loan	$—	$622,830		$—

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities

November 30, 2025

	Global X Brazil Active ETF	Global X India Active ETF	Global X Investment Grade Corporate Bond ETF
Assets:
Cost of Investments	$6,366,210	$49,739,691	$192,741,505
Cost (Proceeds) of Foreign Currency	—	—	39
Investments, at Value	$7,894,416	$52,879,048	$194,630,477
Cash	36,738	1,287,906	1,506,314
Foreign Currency, at Value	—	—	39
Dividend, Interest, and Securities Lending Income Receivable	37,465	5,028	2,146,763
Receivable for Investment Securities Sold	12,319	—	—
Reclaim Receivable	25	—	—
Due from Broker	—	—	34,082
Total Assets	7,980,963	54,171,982	198,317,675
Liabilities:
Payable due to Investment Adviser	4,690	32,684	22,823
Payable for Capital Shares Redeemed	—	—	34,082
Accrued Foreign Capital Gains Tax on Appreciated Securities	—	818,780	—
Total Liabilities	4,690	851,464	56,905
Net Assets	$7,976,273	$53,320,518	$198,260,770
Net Assets Consist of:
Paid-in Capital	$6,810,613	$50,709,923	$193,551,531
Total Distributable Earnings	1,165,660	2,610,595	4,709,239
Net Assets	$7,976,273	$53,320,518	$198,260,770
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	280,000	1,770,000	7,650,000
Net Asset Value, Offering and Redemption Price Per Share	$28.49	$30.12	$25.92

The accompanying notes are an integral part of the financial statements.

Statements of Operations

For the year ended November 30, 2025

	Global X Emerging Markets ex- China ETF	Global X Emerging Markets Great Consumer ETF	Global X Emerging Markets Bond ETF
Investment Income:
Dividend Income	$360,393	$1,421,924	$—
Dividend Income, from Affiliated Investments	18,207	—	82,383
Interest Income	21,996	55,732	13,857,624
Security Lending Income, Net	—	12,316	—
Less: Foreign Taxes Withheld	(47,060)	(144,622)	(5,977)
Total Investment Income	353,536	1,345,350	13,934,030
Expenses:
Supervision and Administration Fees(1)	174,864	668,138	876,483
Custodian Fees(2)	2,087	2,286	87
Total Expenses	176,951	670,424	876,570
Net Investment Income	176,585	674,926	13,057,460
Net Realized Gain (Loss) on:
Investments(3)	2,838,892	9,497,409	271,465
Affiliated Investments	122,949	—	—
Foreign Currency Transactions	(12,223)	(93,177)	—
Foreign Capital Gains Tax	(63,768)	(438,604)	—
Payment from Adviser(4)	40,579	—	1,370
Net Realized Gain (Loss)	2,926,429	8,965,628	272,835
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(115,775)	4,083,637	9,454,038
Affiliated Investments	604,959	—	(264)
Foreign Capital Gains Tax on Appreciated Securities	157,948	340,061	—
Foreign Currency Translations	36	5,828	—
Net Change in Unrealized Appreciation (Depreciation)	647,168	4,429,526	9,453,774
Net Realized and Unrealized Gain (Loss)	3,573,597	13,395,154	9,726,609
Net Increase in Net Assets Resulting from Operations	$3,750,182	$14,070,080	$22,784,069

(1)	The Supervision and Administration fees includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in the Notes to Financial Statements.)
(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in the Notes to Financial Statements.)
(4)	See Note 3 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Statements of Operations

For the year or period ended November 30, 2025

	Global X Brazil Active ETF	Global X India Active ETF	Global X Investment Grade Corporate Bond ETF (1)
Investment Income:
Dividend Income	$234,825	$461,152	$—
Dividend Income, from Affiliated Investments	333	—	—
Interest Income	1,842	40,412	4,114,654
Less: Foreign Taxes Withheld	(15,916)	(83,909)	—
Total Investment Income	221,084	417,655	4,114,654
Expenses:
Supervision and Administration Fees(2)	36,413	285,796	111,327
Custodian Fees(3)	228	150	9,086
Total Expenses	36,641	285,946	120,413
Net Investment Income	184,443	131,709	3,994,241
Net Realized Gain (Loss) on:
Investments(4)	(387,791)	476,278	2,444,382
Affiliated Investments	(13)	—	—
Foreign Currency Transactions	(14,032)	(57,517)	17
Foreign Capital Gains Tax	—	(109,938)	—
Payment from Adviser(5)	6	—	—
Net Realized Gain (Loss)	(401,830)	308,823	2,444,399
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	2,008,690	2,119,295	1,888,972
Foreign Capital Gains Tax on Appreciated Securities	—	(657,922)	—
Foreign Currency Translations	468	—	—
Net Change in Unrealized Appreciation (Depreciation)	2,009,158	1,461,373	1,888,972
Net Realized and Unrealized Gain (Loss)	1,607,328	1,770,196	4,333,371
Net Increase in Net Assets Resulting from Operations	$1,791,771	$1,901,905	$8,327,612

(1)	The Fund commenced operations on June 16, 2025.
(2)	The Supervision and Administration fees includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in the Notes to Financial Statements.)
(3)	See Note 2 in the Notes to Financial Statements.
(4)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in the Notes to Financial Statements.)
(5)	See Note 3 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Emerging Markets ex- China ETF
	Year Ended November 30, 2025	Year Ended November 30, 2024
Operations:
Net Investment Income	$176,585	$265,384
Net Realized Gain (Loss)	2,926,429	449,641
Net Change in Unrealized Appreciation (Depreciation)	647,168	1,660,833
Net Increase in Net Assets Resulting from Operations	3,750,182	2,375,858
Distributions:	(182,950)	(248,101)
Return of Capital:	(6,686)	—
Capital Share Transactions:
Issued	14,069,047	3,795
Redeemed	(18,963,409)	(1,414,497)
Decrease in Net Assets from Capital Share Transactions	(4,894,362)	(1,410,702)
Total Increase (Decrease) in Net Assets	(1,333,816)	717,055
Net Assets:
Beginning of Year	25,049,737	24,332,682
End of Year	$23,715,921	$25,049,737
Share Transactions:
Issued	490,000	—
Redeemed	(690,000)	(50,000)

Net Decrease in Shares Outstanding from Share Transactions	(200,000)	(50,000)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Emerging Markets Great Consumer ETF
	Year Ended November 30, 2025	Year Ended November 30, 2024
Operations:
Net Investment Income	$674,926	$1,777,915
Net Realized Gain (Loss)	8,965,628	3,258,444
Net Change in Unrealized Appreciation (Depreciation)	4,429,526	9,434,594
Net Increase in Net Assets Resulting from Operations	14,070,080	14,470,953
Distributions:	(861,717)	(2,297,470)
Return of Capital:	(198,905)	—
Capital Share Transactions:
Issued	41,201	108,346
Redeemed	(49,341,660)	(108,586,028)
Decrease in Net Assets from Capital Share Transactions	(49,300,459)	(108,477,682)
Total Decrease in Net Assets	(36,291,001)	(96,304,199)
Net Assets:
Beginning of Year	113,042,403	209,346,602
End of Year	$76,751,402	$113,042,403
Share Transactions:
Redeemed	(1,775,512)	(4,150,000)

Net Decrease in Shares Outstanding from Share Transactions	(1,775,512)	(4,150,000)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Emerging Markets Bond ETF		Global X Brazil Active ETF
	Year Ended November 30, 2025	Year Ended November 30, 2024	Year Ended November 30, 2025	Year Ended November 30, 2024
Operations:
Net Investment Income	$13,057,460	$8,984,299	$184,443	$117,324
Net Realized Gain (Loss)	272,835	(4,060,127)	(401,830)	(69,764)
Net Change in Unrealized Appreciation (Depreciation)	9,453,774	13,867,891	2,009,158	(716,198)
Net Increase (Decrease) in Net Assets Resulting from Operations	22,784,069	18,792,063	1,791,771	(668,638)
Distributions:	(13,801,961)	(8,479,479)	(120,311)	(116,138)
Capital Share Transactions:
Issued	86,847,711	64,859,731	3,263,996	514,775
Redeemed	(12,564,586)	—	—	—
Increase in Net Assets from Capital Share Transactions	74,283,125	64,859,731	3,263,996	514,775
Total Increase (Decrease) in Net Assets	83,265,233	75,172,315	4,935,456	(270,001)
Net Assets:
Beginning of Year	201,462,487	126,290,172	3,040,817	3,310,818
End of Year	$284,727,720	$201,462,487	$7,976,273	$3,040,817
Share Transactions:
Issued	3,700,000	2,850,000	140,000	20,000
Redeemed	(550,000)	—	—	—
Net Increase in Shares Outstanding from Share Transactions	3,150,000	2,850,000	140,000	20,000

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X India Active ETF		Global X Investment Grade Corporate Bond ETF
	Year Ended November 30, 2025	Year Ended November 30, 2024	Period Ended November 30, 2025(1)
Operations:
Net Investment Income	$131,709	$45,288	$3,994,241
Net Realized Gain (Loss)	308,823	700,564	2,444,399
Net Change in Unrealized Appreciation (Depreciation)	1,461,373	628,791	1,888,972
Net Increase in Net Assets Resulting from Operations	1,901,905	1,374,643	8,327,612
Distributions:	(882,655)	(27,040)	(3,351,800)
Capital Share Transactions:
Issued	26,519,114	16,027,809	219,988,235
Redeemed	—	—	(26,703,277)
Increase in Net Assets from Capital Share Transactions	26,519,114	16,027,809	193,284,958
Total Increase in Net Assets	27,538,364	17,375,412	198,260,770
Net Assets:
Beginning of Year/Period	25,782,154	8,406,742	—
End of Year/Period	$53,320,518	$25,782,154	$198,260,770
Share Transactions:
Issued	930,000	520,000	8,700,000
Redeemed	—	—	(1,050,000)
Net Increase in Shares Outstanding from Share Transactions	930,000	520,000	7,650,000

(1)	The Fund commenced operations on June 16, 2025.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios

For a Share Outstanding Throughout each Year/Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X Emerging Markets ex-China ETF (1)
2025	27.21	0.22	5.72	5.94	(0.23)	—	(0.01)
2024	25.07	0.28	2.12	2.40	(0.26)	—	—
2023 ^	25.28	0.20	(0.41)	(0.21)	—	—	—
2023 ^^(4)	29.23	0.20	(1.25)	(1.05)	—	(2.90)	—
2022 ^^(4)	39.45	0.10	(7.69)	(7.59)	—	(2.63)	—
2021 ^^(4)	25.13	0.08	14.77	14.85	(0.53)	—	—
Global X Emerging Markets Great Consumer ETF(6)
2025	26.26	0.21	4.17	4.38	(0.24)	—	(0.05)
2024	24.76	0.30	1.54	1.84	(0.34)	—	—
2023 ^	25.13	0.13	(0.50)	(0.37)	—	—	—
2023 ^^(7)	27.72	0.04	(2.63)	(2.59)	—	—	—
2022 ^^(7)	43.66	(0.09)	(13.11)	(13.20)	—	(2.74)	—
2021 ^^(7)	32.30	(0.04)	13.23	13.19	—	(1.83)	—

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
^	For the period ended November 30th.
^^	For the year ended April 30th.
(1)	Effective as of close of business on May 12, 2023, the Emerging Markets Fund (the “Emerging Markets Predecessor Fund”) was reorganized into the Global X Emerging Markets ex-China ETF. Information presented prior to May 12, 2023 is that of the Emerging Markets Predecessor Fund. See Note 1 in the Notes to Financial Statements.
(2)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(3)	Net investment income ratios do not reflect the proportionate share of income and expenses of the underlying funds in which the fund invests.
(4)	Per share amounts have been adjusted for the Fund merging with the Emerging Markets Predecessor Fund via issuance of 0.4 shares of the Fund in exchange for every 1 Class I share of the Emerging Markets Predecessor Fund. (See Note 9 in the Notes to Financial Statements.)
(5)	The ratio of Expenses to Average Net Assets excluding waivers 2.05%, 1.52%, and 1.55% for the years ended April 30, 2023, April 30, 2022, and April 30, 2021, respectively.
(6)	Effective as of close of business on May 12, 2023, the Emerging Markets Great Consumer Fund (the “Emerging Markets Great Consumer Predecessor Fund”) was reorganized into the Global X Emerging Markets Great Consumer ETF. Information presented prior to May 12, 2023 is that of the Emerging Markets Great Consumer Predecessor Fund. See Note 1 in the Notes to Financial Statements.
(7)	Per share amounts have been adjusted for the Fund merging with the Emerging Markets Great Consumer Predecessor Fund via issuance of 0.47 shares of the Fund in exchange for every 1 Class I share of the Emerging Markets Great Consumer Predecessor Fund. (See Note 9 in the Notes to Financial Statements.)
(8)	The ratio of Expenses to Average Net Assets excluding waivers 1.36%, 1.19%, and 1.20% for the years ended April 30, 2023, April 30, 2022, and April 30, 2021, respectively.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover Rate (%)††

(0.24)	32.91	21.96	23,716	0.76	(2)	0.76	(3)	95.29
(0.26)	27.21	9.57	25,050	0.76		1.01		83.82
—	25.07	(0.81)	24,333	0.77	†	1.36	†	55.87
(2.90)	25.28	(3.50)	23,138	1.15	(5)	0.74		116.00
(2.63)	29.23	(20.14)	42,258	1.15	(5)	0.31		106.00
(0.53)	39.45	59.28	57,212	1.15	(5)	0.22		123.00

(0.29)	30.35	16.80	76,751	0.75		0.76		84.60
(0.34)	26.26	7.45	113,042	0.75	(2)	1.13	(3)	72.71
—	24.76	(1.46)	209,347	0.78	†(2)	0.89	†(3)	64.41
—	25.13	(9.36)	416,616	1.15	(8)	0.19		69.00
(2.74)	27.72	(31.34)	814,957	1.15	(8)	(0.24)		71.00
(1.83)	43.66	41.03	1,627,679	1.15	(8)	(0.10)		49.00

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout each Year/Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X Emerging Markets Bond ETF
2025	23.16	1.34	0.97	2.31	(1.44)	—	—
2024	21.59	1.31	1.52	2.83	(1.26)	—	—
2023	21.41	1.20	0.01	1.21	(1.03)	—	—
2022	25.73	0.93	(4.02)	(3.09)	(0.91)	(0.31)	(0.01)
2021	27.50	0.90	(1.30)	(0.40)	(0.99)	(0.38)	—
Global X Brazil Active ETF
2025	21.72	0.90	6.60	7.50	(0.73)	—	—
2024	27.59	0.88	(5.85)	(4.97)	(0.83)	(0.07)	—
2023(3)	25.00	0.33	2.26	2.59	—	—	—
Global X India Active ETF
2025	30.69	0.10	0.38	0.48	(0.04)	(1.01)	—
2024	26.27	0.08	4.42	4.50	—	(0.08)	—
2023(4)	25.00	—	1.27	1.27	—	—	—
Global X Investment Grade Corporate Bond ETF
2025(5)	25.00	0.59	0.76	1.35	(0.43)	—	—

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(2)	Net investment income ratios do not reflect the proportionate share of income and expenses of the underlying funds in which the fund invests.
(3)	The Fund commenced operations on August 16, 2023.
(4)	The Fund commenced operations on August 17, 2023.
(5)	The Fund commenced operations on June 16, 2025.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover Rate (%)††

(1.44)	24.03	10.44	284,728	0.39	(1)	5.81	(2)	27.99
(1.26)	23.16	13.47	201,462	0.39	(1)	5.80	(2)	35.35
(1.03)	21.59	5.80	126,290	0.39	(1)	5.58	(2)	35.97
(1.23)	21.41	(12.26)	98,476	0.39		4.10		51.59
(1.37)	25.73	(1.60)	136,391	0.39		3.37		70.51

(0.73)	28.49	35.80	7,976	0.75	(1)	3.80	(2)	36.44
(0.90)	21.72	(18.55)	3,041	0.75	(1)	3.46	(2)	55.91
—	27.59	10.36	3,311	0.75	†(1)	4.48	†(2)	13.88

(1.05)	30.12	1.72	53,321	0.75		0.35		20.36
(0.08)	30.69	17.16	25,782	0.76	(1)	0.28	(2)	53.06
—	26.27	5.08	8,407	0.76	†(1)	(0.03	)†(2)	23.87

(0.43)	25.92	5.42	198,261	0.15	†	5.02	†	141.39

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements

November 30, 2025

1. ORGANIZATION

Global X Funds (the “Trust”) is a Delaware statutory trust formed on March 6, 2008. The Trust is registered under the Investment Company Act of 1940, (the “1940 Act”), as amended, as an open-end management investment company. As of November 30, 2025, the Trust had one hundred fifteen portfolios, one hundred three of which were operational. The financial statements herein and the related notes pertain to the Global X Emerging Markets ex-China ETF, Global X Emerging Markets Great Consumer ETF, Global X Emerging Markets Bond ETF, Global X Brazil Active ETF, Global X India Active ETF and Global X Investment Grade Corporate Bond ETF (each a “Fund”, and collectively, the “Funds”).

Each Fund (except the Global X Emerging Markets ex-China ETF, Global X Emerging Markets Great Consumer ETF, and Global X Emerging Markets Bond ETF) has elected non-diversified status under the 1940 Act.

The Global X Investment Grade Corporate Bond ETF commenced operations on June 16, 2025.

On November 11, 2022, the Board of Trustees of the Trust (the “Board”, and the members thereof, the “Trustees”) approved, on behalf of the Funds, a proposed agreement and plan of reorganization of the Emerging Markets Fund and the Emerging Markets Great Consumer Fund (each, a “Predecessor Fund” and collectively, the “Predecessor Funds”), each a series of Mirae Asset Discovery Funds, into corresponding newly created series of the Trust, resulting in their operation as actively managed exchange-traded funds (the “Reorganization”). The Board of Trustees of Mirae Asset Discovery Funds also voted to approve the Reorganization on behalf of the Predecessor Funds on November 11, 2022.

On March 15, 2023, the shareholders of the Predecessor Funds approved the Reorganization. Because the Funds only offer a single class of shares of beneficial interest, prior to the Reorganization, Class A shares and Class C shares of each Predecessor Fund were converted to Class I shares of each respective Predecessor Fund, without any contingent deferred sales charges or other charges. This change became effective on April 27, 2023. Upon the closing of the Reorganization on May 12, 2023, in exchange for their Class I Shares of the respective Predecessor Fund, each Predecessor Fund shareholder received shares of the Global X Emerging Markets ex-China ETF and Global X Emerging Markets Great Consumer ETF, respectively. The Funds assumed the performance, financial, accounting and other historical information of the Predecessor Funds’ Class I shares. As disclosed in the shareholder proxy materials, the Funds underwent changes to certain service providers as part of the Reorganization.

Prior to April 27, 2023, each Fund offered three classes of shares: Class A Shares, Class C Shares, and Class I Shares. Class A, Class C and Class I Shares were identical except as to sales charges, distribution and other expenses borne by each class and voting rights on matters affecting a single class of Shares, and the exchange privilege of each class of shares. Class A Shares of the Funds had a maximum sales charge of 5.75% as a percentage

Notes to Financial Statements (Continued)

November 30, 2025

1. ORGANIZATION (continued)

of the offering price. Class C Shares of the Funds were offered without any front-end sales charge but were subject to a maximum deferred sales charge of 1.00% if redeemed less than one year after purchase. Class C Shares that were no longer subject to a deferred sales charge could be converted to Class A Shares of the same Fund on the basis of relative net asset values. No sales charges are assessed with respect to Class I Shares of the Funds.

Effective September 1, 2023, the Board approved the change of fiscal and tax year-ends from April 30, to November 30, for the Global X Emerging Markets ex-China ETF and Global X Emerging Markets Great Consumer ETF.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds:

USE OF ESTIMATES — The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”). The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires Management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could materially differ from those estimates.

SECURITY VALUATION — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (“NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Standard Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent mean between the quoted bid and asked prices, which approximates fair value (absent both bid and asked prices on such exchange, the bid price may be used).

For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates as of the reporting date. The exchange rates used by the Trust for valuation are captured as of the New York or London close each day.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the “Fair Value Procedures”) established by Global X Management Company LLC, the Funds’ investment adviser (the “Adviser”), and approved by the Funds’ Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the “valuation designee” to determine the fair value of securities

Notes to Financial Statements (Continued)

November 30, 2025

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) of the Adviser. Some of the more common reasons that may necessitate that a security be valued using the Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from its primary trading exchange; the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, each Fund may fair value a security if an event that may materially affect the value of a Fund’s security that traded outside of the United States (a “Significant Event”) has occurred between the time of the security’s last close and the time that each Fund calculates its net asset value (“NAV”). A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate their NAVs, it may request that a Committee meeting be called. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration all relevant information reasonably available to the Committee. As of November 30, 2025, there were no securities priced using the Fair Value Procedures.

If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less will be valued at their market value. Prices for most securities held by the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received upon the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

Notes to Financial Statements (Continued)

November 30, 2025

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

The three levels of the fair value hierarchy are described below:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 – Other significant observable inputs (including quoted prices in non-active markets, quoted prices for similar investments, fair value of investments for which the Funds have the ability to fully redeem tranches at NAV as of the measurement date or within the near term, and short-term investments valued at amortized cost); and

Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments and fair value of investments for which the Funds do not have the ability to fully redeem tranches at NAV as of the measurement date or within the near term).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. For details of the investment classification, reference the Schedules of Investments.

The unobservable inputs used to determine fair value of Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

DUE TO/FROM BROKERS — Due to/from brokers includes cash and collateral balances with the Funds’ clearing brokers or counterparties at November 30, 2025. The Funds continuously monitor the credit standing of each broker or counterparty with whom they conduct business. In the event a broker or counterparty is unable to fulfill its obligations, the Funds would be subject to counterparty credit risk.

REPURCHASE AGREEMENTS — Securities pledged as collateral for repurchase agreements are held by The Bank of New York Mellon (“BNY”) in its role as Custodian to the Funds (the “Custodian”), and are designated as being held on each Fund’s behalf by the Custodian under a book-entry system. Each Fund monitors the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest.

Notes to Financial Statements (Continued)

November 30, 2025

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

It is each Fund’s policy to only enter into repurchase agreements with banks and other financial institutions which are deemed by the Adviser to be creditworthy. The Funds bear the risk of loss in the event that the counterparty to a repurchase agreement defaults on its obligations, and the Funds are prevented from exercising their rights to dispose of the underlying securities received as collateral. For financial statement purposes, the Funds record the securities lending collateral (included in repurchase agreements, at value or restricted cash) as an asset and the obligation to return securities lending collateral as a liability on the Statements of Assets and Liabilities.

Repurchase agreements are entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit the Funds, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Funds.

FEDERAL INCOME TAXES — It is each Fund’s intention to qualify, or continue to qualify, as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements except as described below.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50%) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current period. The Funds did not record any tax positions in the current period; however, management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), and on-going analysis of and changes to tax laws and regulations, and interpretations thereof. Any foreign tax filings that have not been made will be filed within the prescribed period.

As of and during the reporting year ended November 30, 2025, the Funds did not have a liability for any unrecognized tax benefits as an income tax expense on the Statements of Operations. During the period, the Funds did not incur any interest or penalties. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment

Notes to Financial Statements (Continued)

November 30, 2025

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

history and market convention. The Statements of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

FOREIGN TAXES — The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. For the year ended November 30, 2025, the Global X Emerging Markets Great Consumer ETF and the Global X India Active ETF have accrued foreign capital gains tax in the amount of $56,202, and $818,780, respectively, presented on the Statements of Assets and Liabilities.

SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date. Amortization of premiums and accretion of discounts is included in interest income.

FOREIGN CURRENCY TRANSACTIONS AND TRANSLATION — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions and translations represent net foreign exchange gains or losses from foreign currency spot contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — The Funds distribute their net investment income on a pro rata basis. Any net realized capital gains are distributed annually. All distributions are recorded on the ex-dividend date.

CASH OVERDRAFT CHARGES — Per the terms of an agreement with BNY, if a Fund has a cash overdraft, it will be charged interest at a rate then charged by BNY to its institutional custody clients in the relevant currency. Cash overdraft charges are included

Notes to Financial Statements (Continued)

November 30, 2025

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

in Custodian Fees Payable on the Statements of Assets and Liabilities and Custodian Fees on the Statements of Operations, if applicable.

CREATION UNITS — The Funds issue and redeem their shares (“Shares”) on a continuous basis at NAV and only in large blocks of Shares, referred to as “Creation Units”. Purchasers of Creation Units (each, an “Authorized Participant”) at NAV must pay a standard creation transaction fee per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an Authorized Participant on the same day.

An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee per transaction to BNY on the date of such redemption, regardless of the number of Creation Units redeemed that day. If a Creation Unit is purchased or redeemed for cash, an additional variable fee may be charged. The following table discloses the Creation Unit breakdown:

	Creation Unit Shares	Creation Fee	Redemption Fee
Global X Emerging Markets ex-China ETF	10,000	$1,200	$1,200
Global X Emerging Markets Great Consumer ETF	10,000	1,200	1,200
Global X Emerging Markets Bond ETF	50,000	250	250
Global X Brazil Active ETF	10,000	250	250
Global X India Active ETF	10,000	500	500
Global X Investment Grade Corporate Bond ETF	10,000	250	250

SEGMENT REPORTING — The Funds have adopted FASB Update 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period, with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. The Funds’ adoption of ASU 2023-07 impacted financial statement disclosures only and did not affect the Funds’ financial position or results of operations.

The Adviser’s Chief Financial Officer acts as each Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Funds. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund’s financial statements.

Notes to Financial Statements (Continued)

November 30, 2025

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS

On July 2, 2018, the Adviser consummated a transaction pursuant to which it became an indirect, wholly-owned subsidiary of Mirae Asset Global Investments Co., Ltd. (“Mirae”). In this manner, the Adviser is ultimately controlled by Mirae.

The Adviser serves as the investment adviser and the administrator for the Funds. Subject to the supervision of the Board, the Adviser is responsible for managing the investment activities of the Funds and the Funds’ business affairs and other administrative matters and provides, or causes to be furnished, all supervisory, administrative and other services reasonably necessary for the operation of the Funds, including certain distribution services (provided pursuant to a separate distribution agreement), certain shareholder and distribution-related services (provided pursuant to a separate Rule 12b-1 Plan and related agreements) and investment advisory services (provided pursuant to a separate investment advisory agreement), under what is essentially an “all-in” fee structure.

For the Adviser’s service to the respective Funds, under a supervision and administration agreement (the “Supervision and Administration Agreement”), each Fund pays a monthly fee to the Adviser at the annual rate below (stated as a percentage of each Fund’s respective average daily net assets) (the “Supervision and Administration Fee”). In addition, the Funds bear other expenses, directly and indirectly, that are not covered by the Supervision and Administration Agreement, which may vary and affect the total expense ratios of the Funds, such as taxes, brokerage fees, commissions, certain custodian fees, acquired fund fees for investments in unaffiliated investment companies, and other transaction expenses, interest expenses and extraordinary expenses (such as litigation and indemnification expenses).

The Supervision and Administration Agreement for the Global X Emerging Markets ex-China ETF, Global X Emerging Markets Great Consumer ETF, Global X Emerging Markets Bond ETF, Global X Brazil Active ETF and Global X India Active ETF provides that the Adviser also bears the costs for acquired fund fees and expenses generated by investments by the Funds in affiliated investment companies. For the year ended November 30, 2025, the Adviser paid acquired fund fees and expenses for the Global X Emerging Markets ex-China ETF, Global X Emerging Markets Bond ETF and Global X Brazil Active ETF of $40,579, $1,370, and $6, respectively, and made such reimbursement payments to each Fund on a monthly basis. These amounts are included in Payment from Adviser on the Statement of Operations.

The following table discloses supervision and administration fees payable pursuant to the Supervision and Administration Agreement:

Supervision and Administration Fee
Global X Emerging Markets ex-China ETF	0.75%
Global X Emerging Markets Great Consumer ETF	0.75%

Notes to Financial Statements (Continued)

November 30, 2025

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS (continued)

Supervision and Administration Fee
Global X Emerging Markets Bond ETF	0.39%
Global X Brazil Active ETF	0.75%
Global X India Active ETF	0.75%
Global X Investment Grade Corporate Bond ETF	0.14%

Sub-Adviser – Global X Emerging Markets ex-China ETF and Global X Emerging Markets Great Consumer ETF:

The Adviser has entered into a sub-advisory agreement with the Sub-Adviser, Mirae Asset Global Investments (Hong Kong) Limited (“Mirae Hong Kong”), an affiliate of the Adviser, under which the Adviser pays Mirae Hong Kong for management and operational services it provides to the Funds. Mirae Hong Kong, subject to the supervision and oversight of the Board and the Adviser, is responsible for the management of the Global X Emerging Markets ex-China ETF and Global X Emerging Markets Great Consumer ETF, and has discretion to buy or sell securities in accordance with each Fund’s investment objective.

The Adviser may from time to time share certain of its profits with, or allocate other resources to, Mirae Hong Kong. Any such payments by the Adviser to Mirae Hong Kong will be from the Adviser’s own resources.

The Adviser pays Mirae Hong Kong a sub-adviser management fee of 25% of the Supervision and Administration Fee of each Fund, on assets managed by Mirae Hong Kong, in return for providing management and operation services to the respective Fund.

Sub-Adviser - Global X Emerging Markets Bond ETF and Global X Investment Grade Corporate Bond ETF:

The Adviser has entered into a sub-advisory agreement with Mirae Asset Global Investments (USA) LLC (“Mirae USA”), an affiliate of the Adviser, under which the Adviser pays Mirae USA for management and operational services it provides to the Funds. Mirae USA, subject to the supervision and oversight of the Board and the Adviser, is responsible for the management of the Global X Emerging Markets Bond ETF and Global X Investment Grade Corporate Bond ETF, and has discretion to buy or sell securities in accordance with each Fund’s investment objective.

The Adviser may from time to time share certain of its profits with, or allocate other resources to, Mirae USA. Any such payments by the Adviser to Mirae USA will be from the Adviser’s own resources.

The Adviser pays Mirae USA a fee (“Sub-Adviser Management Fee”) in return for providing management and operational services to the respective Fund. The Adviser will

Notes to Financial Statements (Continued)

November 30, 2025

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS (continued)

pay a monthly Sub-Adviser Management Fee to Mirae USA at the annual rate set forth below for the Global X Emerging Markets Bond ETF:

•	0.14% on assets for any day that average daily net assets are greater than or equal to $50 million.

•	0.00% on assets for any day that average daily net assets are less than $50 million.

The Adviser will pay a monthly Sub-Adviser Management Fee to Mirae USA at the annual rate set forth below for the Global X Investment Grade Corporate Bond ETF:

•	50% of the Supervision and Administration Fee paid to the Adviser for the Global X Investment Grade Corporate Bond ETF for any day that average daily net assets are greater than or equal to $100 million.

•	0.00% on assets for any day that average daily net assets are less than $100 million.

SEI Investments Global Funds Services (“SEIGFS”) serves as sub-administrator to the Funds. As sub-administrator, SEIGFS provides the Funds with required general administrative services, including, without limitation: office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting and secretarial services; the calculation of NAV; and assistance with the preparation and filing of reports, registration statements, proxy statements, and other materials required to be filed or furnished by the Funds under federal and state securities laws. As compensation for these services, SEIGFS receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser.

SEI Investments Distribution Co. (“SIDCO”) serves as each Fund’s underwriter and distributor of Creation Units pursuant to a distribution agreement (the “Distribution Agreement”). SIDCO has no obligation to sell any specific quantity of Shares.

SIDCO bears the following costs and expenses relating to the distribution of Shares: (1) the costs of processing and maintaining records of creations of Creation Units, (2) all costs of maintaining the records required of a registered broker/dealer, (3) the expenses of maintaining its registration or qualification as a dealer or broker under Federal or state laws, (4) filing fees, and (5) all other expenses incurred in connection with the distribution services as contemplated in the Distribution Agreement. SIDCO receives no fee from the Funds for its distribution services under the Distribution Agreement; rather, the Adviser compensates SIDCO for certain expenses, out-of-pocket costs, and transaction fees.

BNY serves as Transfer Agent and Custodian to the Trust on behalf of the Funds. As Custodian, BNY may appoint domestic and foreign sub-custodians and use depositories from time to time to hold securities and other instruments purchased by the Trust in foreign countries and to hold cash and currencies for the Trust on behalf of the Funds. BNY also

Notes to Financial Statements (Continued)

November 30, 2025

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS (continued)

serves as the Trust’s Transfer Agent on behalf of the Funds. Under its transfer agency agreement with the Trust, BNY has undertaken with the Trust to provide the following services with respect to the Funds: (i) perform and facilitate the performance of purchases and redemptions of Creation Units, (ii) prepare and transmit by means of Depository Trust Company’s (“DTC”) book-entry system payments for dividends and distributions on or with respect to the Shares declared by the Trust on behalf of the Funds, as applicable, (iii) prepare and deliver reports, information and documents as specified in the transfer agency agreement, (iv) perform the customary services of a Transfer Agent and dividend disbursing agent, and (v) render certain other miscellaneous services as specified in the transfer agency agreement or as otherwise agreed upon.

4. INVESTMENT TRANSACTIONS

For the year ended November 30, 2025, the purchases and sales of investments in securities excluding in-kind transactions, long-term U.S. Government, and short-term securities, were:

	Purchases	Sales and Maturities
Global X Emerging Markets ex-China ETF	$21,813,036	$25,406,974
Global X Emerging Markets Great Consumer ETF	74,715,977	96,857,103
Global X Emerging Markets Bond ETF	54,191,376	56,113,868
Global X Brazil Active ETF	2,984,145	1,749,551
Global X India Active ETF	26,769,236	7,642,519
Global X Investment Grade Corporate Bond ETF	234,482,962	234,003,817

For the year ended November 30, 2025, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales	Realized Gain (Loss)
Global X Emerging Markets ex-China ETF	$7,471,923	$9,096,142	$2,182,039
Global X Emerging Markets Great Consumer ETF	–	27,091,754	5,237,820
Global X Emerging Markets Bond ETF	85,141,022	12,367,141	171,434
Global X Brazil Active ETF	2,062,481	–	–
Global X India Active ETF	6,059,970	–	–
Global X Investment Grade Corporate Bond ETF	211,845,201	25,696,997	267,291

For the year ended November 30, 2025, the below funds had purchases and sales of long-term U.S. Government securities:

	Purchases	Sales and Maturities
Global X Emerging Markets Bond ETF	$7,739,844	$5,975,000
Global X Investment Grade Corporate Bond ETF	11,572,508	8,104,727

Notes to Financial Statements (Continued)

November 30, 2025

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid in capital, as appropriate, in the period that the differences arise.

The differences have been reclassified on the Statements of Assets and Liabilities to/from the Paid-in-Capital and Total Earnings (Accumulated Losses) accounts during the fiscal year ended November 30, 2025 are primarily attributable to foreign currency, redemptions in-kind, REIT adjustments, return of capital distributions, sales of passive foreign investment companies, and adviser expense waivers.

The tax character of dividends and distributions declared during the years or period ended November 30, 2025 and November 30, 2024 were as follows:

Global X Funds	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
Global X Emerging Markets ex-China ETF
2025	$182,950	$–	$6,686	$189,636
2024	248,101	–	–	248,101
Global X Emerging Markets Great Consumer ETF
2025	$861,717	$–	$198,905	$1,060,622
2024	2,297,470	–	–	2,297,470
Global X Emerging Markets Bond ETF
2025	$13,801,961	$–	$–	$13,801,961
2024	8,479,479	–	–	8,479,479
Global X Brazil Active ETF
2025	$120,311	$–	$–	$120,311
2024	116,138	–	–	116,138
Global X India Active ETF
2025	$855,810	$26,845	$–	$882,655
2024	27,040	–	–	27,040
Global X Investment Grade Corporate Bond ETF
2025	$3,351,800	$–	$–	$3,351,800

Notes to Financial Statements (Continued)

November 30, 2025

5. TAX INFORMATION (continued)

As of November 30, 2025, the components of tax basis distributable earnings (accumulated losses) were as follows:

	Global X Emerging Markets ex- China ETF	Global X Emerging Markets Great Consumer ETF	Global X Emerging Markets Bond ETF	Global X Brazil Active ETF
Undistributed Ordinary Income	$–	$–	$1,213,038	$91,461
Capital Loss Carryforwards	(10,368,806)	(374,742,386)	(14,251,395)	(305,746)
Unrealized Appreciation on Investments and Foreign Currency	3,431,474	13,233,786	10,865,723	1,379,948
Other Temporary Differences	(25,786)	(174,311)	(1)	(3)
Total Distributable Earnings (Accumulated Losses)	$(6,963,118)	$(361,682,911)	$(2,172,635)	$1,165,660

	Global X India Active ETF	Global X Investment Grade Corporate Bond ETF
Undistributed Ordinary Income	$183,044	$2,839,328
Undistributed Long-Term Capital Gain	415,383	–
Unrealized Appreciation on Investments and Foreign Currency	2,012,166	1,869,912
Other Temporary Differences	2	(1)
Total Distributable Earnings	$2,610,595	$4,709,239

Qualified late year ordinary (including currency and specified gain/loss items) represents losses realized from January 1, 2025 through November 30, 2025, that in accordance with federal income tax regulations, the Funds have elected to defer and treat as having arisen in the following fiscal year.

For taxable years beginning after December 22, 2010, a Registered Investment Company within the meaning of the 1940 Act is permitted to carry forward net capital losses to offset capital gains realized in later years, and the losses carried forward retain their original character as either long-term or short-term losses.

The Federal tax cost basis of investments and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at November 30, 2025 was as follows:

Global X Funds	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation
Global X Emerging Markets ex-China ETF	$19,475,397	$3,726,561	$(295,087)	$3,431,474
Global X Emerging Markets Great Consumer ETF	63,975,697	15,570,198	(2,336,412)	13,233,786

Notes to Financial Statements (Continued)

November 30, 2025

5. TAX INFORMATION (continued)

Global X Funds	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation
Global X Emerging Markets Bond ETF	$268,110,506	$12,535,406	$(1,669,683)	$10,865,723
Global X Brazil Active ETF	6,514,494	1,683,996	(304,048)	1,379,948
Global X India Active ETF	50,048,102	4,276,141	(2,263,975)	2,012,166
Global X Investment Grade Corporate Bond ETF	192,760,565	2,292,625	(422,713)	1,869,912

The preceding differences between book and tax cost are primarily due to mark-to-market treatment of passive foreign investment companies and wash sales.

6. CONCENTRATION OF RISKS

The Funds are actively managed and subject to risks that may adversely affect a Fund’s net asset value, trading price, yield, total return, and ability to meet its investment objective. The Funds may invest in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries. The securities markets of emerging market countries are less liquid and subject to greater price volatility, and have a smaller market capitalization than the U.S. securities markets.

In certain countries, there may be fewer publicly traded securities and the market may be dominated by a few issuers or sectors. Issuers and securities markets in such countries are not subject to as extensive and frequent accounting, financial and other reporting requirements or as comprehensive government regulations as are issuers and securities markets in the U.S. In particular, the assets and profits appearing on the financial statements of emerging market country issuers may not reflect their financial position or results of operations in the same manner as financial statements for U.S. issuers.

Substantially less information may be publicly available about emerging market country issuers than is available about issuers in the United States. There may be significant obstacles to obtaining information necessary for investigations into or litigation against emerging market companies and shareholders may have limited legal remedies.

The Global X Emerging Markets Bond ETF and Global X Investment Grade Corporate Bond ETF are subject to risks related to investing in debt instruments. The Global X Emerging Markets Bond ETF invests in fixed and floating rate debt instruments issued by sovereign, quasi-sovereign, and corporate entities in emerging markets which exposes the Fund to risks related to investing in emerging markets. The Global X Investment

Notes to Financial Statements (Continued)

November 30, 2025

6. CONCENTRATION OF RISKS (continued)

Grade Corporate Bond ETF invests in investment grade corporate bonds and may also invest in high yield securities, which may be more volatile than higher-rated securities of similar maturity. The Fund may also invest in foreign issuers and may invest in derivative instruments, each of which expose the Fund to additional risks.

The Global X Investment Grade Corporate Bond ETF utilizes a quantitative model and deep neural network (together, the “Models”) to assist portfolio managers in security screening and analysis. The portfolio managers may buy and sell securities for the Fund at any time and the Fund’s portfolio may include securities of companies that no longer meet the investment criteria of the Models as the Models are updated over time. The Models may not perform as intended and may be limited in their effectiveness.

Special Risk Considerations of Investing in China – Variable Interest Entity Investments.

Global X Emerging Markets Great Consumer ETF

For purposes of raising capital offshore on exchanges outside of China, including on U.S. exchanges, many Chinese based operating companies are structured as Variable Interest Entities (“VIEs”). In this structure, the Chinese-based operating company is the VIE and establishes a shell company in a foreign jurisdiction, such as the Cayman Islands. The shell company lists on a foreign exchange and enters into contractual arrangements with the VIE. This structure allows Chinese companies in which the Chinese government restricts foreign ownership to raise capital from foreign investors. While the shell company has no equity ownership of the VIE, these contractual arrangements permit the shell company to consolidate the VIE’s financial statements with its own for accounting purposes and provide for economic exposure to the performance of the underlying Chinese operating company. Therefore, an investor in the listed shell company, such as the Fund, will have exposure to the Chinese-based operating company only through contractual arrangements and has no ownership in the Chinese-based operating company. Furthermore, because the shell company only has specific rights provided for in these service agreements with the VIE, its abilities to control the activities at the Chinese-based operating company are limited and the operating company may engage in activities that negatively impact investment value.

While the VIE structure has been widely adopted, it is not formally recognized under Chinese law and therefore there is a risk that the Chinese government could prohibit the existence of such structures or negatively impact the VIE’s contractual arrangements with the listed shell company by making them invalid. If these contracts were found to be unenforceable under Chinese law, investors in the listed shell company, such as the Fund, may suffer significant losses with little or no recourse available. If the Chinese government determines that the agreements establishing the VIE structures do not comply with Chinese law and regulations, including those related to restrictions on foreign ownership, it could subject a Chinese-based issuer to penalties, revocation of business and operating licenses, or forfeiture of ownership interest. In addition, the listed shell company’s control over a

Notes to Financial Statements (Continued)

November 30, 2025

6. CONCENTRATION OF RISKS (continued)

VIE may also be jeopardized if a natural person who holds the equity interest in the VIE breaches the terms of the agreement, is subject to legal proceedings or if any physical instruments for authenticating documentation, such as chops and seals, are used without the Chinese-based issuer’s authorization to enter into contractual arrangements in China. Chops and seals, which are carved stamps used to sign documents, represent a legally binding commitment by the company. Moreover, any future regulatory action may prohibit the ability of the shell company to receive the economic benefits of the Chinese-based operating company, which may cause the value of the Fund’s investment in the listed shell company to suffer a significant loss. For example, in 2021, the Chinese government prohibited the use of the VIE structure for investment in after-school tutoring companies. There is no guarantee that the Chinese government will not place similar restrictions on other industries.

Chinese equities that utilize the VIE structure to list in the U.S. as American Depositary Receipts (“ADRs”) face the risk of regulatory action from U.S. authorities, including the risk of delisting. This will depend in part on whether U.S. regulatory authorities are satisfied with their access to mainland China and Hong Kong for the purpose of conducting inspections on the quality of audits for these companies. Although the U.S. and China reached an agreement in September 2022 to grant the U.S. access for such inspections, there is no guarantee that the agreement will be enforced or that U.S. regulatory authorities will continue to feel satisfied with their access. The Fund may be exposed to VIEs, as defined above.

These actions, any future sanctions or other actions, or even the threat of further sanctions or other actions, may negatively affect the value and liquidity of certain of the Funds’ investments. For example, a Fund may be prohibited from investing in securities issued by companies subject to such sanctions. In addition, sanctions may require a Fund to freeze its existing investments, prohibiting such Fund from buying, selling or otherwise transacting in these investments.

Each Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income, gains earned or gains repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to foreign government intervention (including intervention by the U.S. Government with respect to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls (i.e., government measures designed to limit the flow of foreign capital in and out of the domestic economy) and/or sanctions, which may also include retaliatory actions of one government against another government,

Notes to Financial Statements (Continued)

November 30, 2025

6. CONCENTRATION OF RISKS (continued)

such as the seizure of assets. Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets. Capital controls and/or sanctions may also impact the ability of the Funds to buy, sell or otherwise transfer securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for Shares of the Funds, and cause the Funds to decline in value.

Please refer to each Fund’s prospectus and statement of additional information (“SAI”) for a more complete description of risks.

7. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend portfolio securities having a market value up to one-third of its total assets. Security loans made pursuant to securities lending agreements with BNY are initially required to be secured by collateral equal to at least 102% of the value of domestic equity securities and ADR and 105% of the value of foreign equity securities (other than ADRs). Such collateral received in connection with these loans will be cash and can be invested in repurchase agreements or U.S. Treasury obligations and is recognized in the Schedules of Investments and Statements of Assets and Liabilities. The obligation to return securities lending collateral is also recognized as a liability in the Statements of Assets and Liabilities. It is each Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.

Securities pledged as collateral for repurchase agreements held in the Funds are held by BNY and are designated as being held on each Fund’s behalf under a book-entry system. The Funds monitor the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest. It is each Fund’s policy to only enter into repurchase agreements with banks and other financial institutions which are deemed by the Adviser to be creditworthy. The Funds bear the risk of loss in the event the other party to a repurchase agreement defaults on its obligations and the Funds are prevented from exercising their rights to dispose of the underlying securities received as collateral and the risk of a possible decline in the value of the underlying securities during the period. For financial statement purposes, the Funds record the securities lending collateral (including in repurchase agreements, at value or restricted cash) as an asset and the obligation to return securities lending collateral as a liability on the Statements of Assets and Liabilities.

Cash collateral received in connection with securities lending is invested in repurchase agreements and short-term investments by the lending agent. The Funds do not have

Notes to Financial Statements (Continued)

November 30, 2025

7. LOANS OF PORTFOLIO SECURITIES (continued)

effective control of the non-cash collateral and therefore it is not disclosed in each Fund’s Schedule of Investments.

Securities lending transactions are entered into by the Funds under the Securities Lending Agreement, which permits a Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

Income from securities lending is determined by the amount of interest earned on collateral, net of any rebate and securities lending agent fees.

Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loans were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. In the event the borrower may not provide additional collateral when required or may not return the securities when due, the securities lending agency agreement requires the lending agent to indemnify the Funds by replacing either the security or the security’s current market value to the Funds. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

The following is a summary of securities on loan by the Funds, with cash collateral of overnight maturities and non-cash collateral, which would be subject to offset as of November 30, 2025.

	Gross Amount of Recognized Assets (Value of Securities on Loan)	Value of Cash Collateral Received(1)	Value of Non-Cash Collateral Received(1)	Net Amount
Global X Emerging Markets
Great Consumer ETF	$622,830	$622,830	$—	$—

(1)	Collateral and non-cash collateral received in excess of market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Statements of Assets and Liabilities.

The value of loaned securities and related collateral outstanding at November 30, 2025 are shown in the Schedules of Investments. The value of the collateral held may be temporarily less than that required under the lending contract. As of November 30, 2025, the cash collateral was invested in repurchase agreements and the non-cash collateral consisted of U.S. Treasury Bills, Notes, Bonds and U.S. Treasury Inflation Indexed Bonds with the following maturities:

Notes to Financial Statements (Continued)

November 30, 2025

7. LOANS OF PORTFOLIO SECURITIES (continued)

	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total
Global X Emerging
Markets Great Consumer ETF
Repurchase Agreements	$636,013	$—	$—	$—	$636,013
Total	$636,013	$—	$—	$—	$636,013

8. CONTRACTUAL OBLIGATION

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these contracts is unknown. However, the Funds have not had prior gains or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

Pursuant to the Trust’s organizational documents, the Trustees of the Trust (the “Trustees”) and the Trust’s officers are indemnified against certain liabilities that may arise out of the performance of their duties.

9. MERGER

Effective as of the close of business on May 12, 2023, the Global X Emerging Markets ETF and Global X Emerging Markets Great Consumer ETF (collectively, the “Acquiring Funds”) acquired all of the assets and assumed all of the liabilities of the Emerging Markets Fund and the Emerging Markets Great Consumer Fund (each, an “Acquired Fund” and collectively, the “Acquired Funds”), respectively, pursuant to a Plan of Reorganization approved by the Board of Trustees on November 11, 2022. Effective as of the close of business on May 12, 2023, the Acquired Funds were reorganized into the Acquiring Funds, each a separate series of the Trust (together, the “Combined Funds”) and the Combined Funds were renamed Global X Emerging Markets ETF and Global X Emerging Markets Great Consumer ETF. The Acquiring Funds are the legal surviving entities in the Reorganization, while the Acquired Funds are the accounting survivor or continuing portfolio for purposes of financial and performance history of the Combined Funds.

The acquisition was accomplished by a tax-free exchange as follows:

For every 1 share of the Emerging Markets Fund, shareholders received 0.4 shares of the Global X Emerging Markets ETF and a cash payment for each resulting fractional share as applicable. Immediately following the acquisition, Global X Emerging Markets ETF had 900,587 shares outstanding with net assets of $22,663,555.

Notes to Financial Statements (Concluded)

November 30, 2025

9. MERGER (continued)

For every 1 share of the Emerging Markets Great Consumer Fund, shareholders received 0.47 shares of the Global X Emerging Markets Great Consumer ETF and a cash payment for each resulting fractional share as applicable. Immediately following the acquisition, Global X Emerging Markets Great Consumer ETF had 15,164,586 shares outstanding with net assets of $378,237,835.

The Global X Emerging Markets ETF was renamed the Global X Emerging Markets ex-China ETF, effective as of April 1, 2024.

10. SUBSEQUENT EVENTS

The Funds have been evaluated by management regarding the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional adjustments were required to the financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Global X Funds and Shareholders of each of the six funds listed in the table below

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (six of the funds constituting Global X Funds, hereafter collectively referred to as the “Funds”) as of November 30, 2025, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of November 30, 2025, the results of each of their operations, the changes in each of their net assets, and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Global X Emerging Markets ex-China ETF (1)
Global X Emerging Markets Great Consumer ETF (1)
Global X Emerging Markets Bond ETF (2)
Global X Brazil Active ETF (3)
Global X India Active ETF (4)
Global X Investment Grade Corporate Bond ETF (5)
(1)

Statement of operations for the year ended November 30, 2025, statement of changes in net assets for the years ended November 30, 2025 and 2024, and the financial highlights for the years ended November 30, 2025 and 2024, and for the period from May 1, 2023 through November 30, 2023

The financial statements of Global X Emerging Markets ex-China ETF (prior to the merger described in Note 9 was Emerging Markets Fund) and Global X Emerging Markets Great Consumer ETF (prior to the merger described in Note 9 was Emerging Markets Great Consumer Fund) as of and for the year ended April 30, 2023 and the financial highlights for each of the periods ended on or prior to April 30, 2023 (not presented herein, other than the financial highlights), prior to the retrospective application of the merger, as described in Note 9, were audited by other auditors whose report dated June 29, 2023 expressed an unqualified opinion on those financial statements and financial highlights.

We also have audited the adjustments to retrospectively apply the merger, as described in Note 9. In our opinion, such adjustments are appropriate and have been properly applied. We were not engaged to audit, review, or apply any procedures to the April 30, 2023, 2022, or 2021 financial statements or financial highlights of Global X Emerging Markets ex-China ETF or Global X Emerging Markets Great Consumer ETF other than with respect to the adjustments and, accordingly, we do not express an opinion or any other form of assurance on the April 30, 2023, 2022, or 2021 financial statements or financial highlights taken as a whole.

(2) Statement of operations for the year ended November 30, 2025, statement of changes in net assets for the years ended November 30, 2025 and 2024, and the financial highlights for the years ended November 30, 2025, 2024, 2023, 2022 and 2021

Report of Independent Registered Public Accounting Firm (Concluded)

(3)	Statement of operations for the year ended November 30, 2025, statement of changes in net assets for the years ended November 30, 2025 and 2024, and the financial highlights for the years ended November 30, 2025 and 2024, and for the period from August 16, 2023 (commencement of operations) through November 30, 2023
(4)	Statement of operations for the year ended November 30, 2025, statement of changes in net assets for the years ended November 30, 2025 and 2024, and the financial highlights for the years ended November 30, 2025 and 2024, and for the period from August 17, 2023 (commencement of operations) through November 30, 2023
(5)	Statement of operations, statement of changes in net assets, and the financial highlights for the period from June 16, 2025 (commencement of operations) through November 30, 2025

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
January 28, 2026

We have served as the auditor of one or more investment companies in Global X Funds since 2016.

Notice to Shareholders (UNAUDITED)

For shareholders that do not have a November 30, 2025 tax year end, this notice is for informational purposes only. For shareholders with a November 30, 2025 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended November 30, 2025, the Funds have designated the following items with regard to distributions paid during the year.

Long-Term Capital Gain Distributions	Ordinary Income Distributions	Return of Capital	Total Distributions	Qualifying for Corporate Dividends Received Deduction (1)	Qualifying Dividend Income (2)
Global X Emerging Markets ex-China ETF
0.00%	97.72%	2.28%	100.00%	0.00%	81.48%
Global X Emerging Markets Consumer ETF
0.00%	87.84%	12.16%	100.00%	1.68%	76.44%
Global X Emerging Markets Bond ETF
0.00%	100.00%	0.00%	100.00%	0.08%	0.08%
Global X Brazil Active ETF
0.00%	100.00%	0.00%	100.00%	0.36%	85.72%
Global X India Active ETF
2.50%	97.50%	0.00%	100.00%	1.17%	36.45%
Global X Investment Grade Corporate Bond ETF
0.00%	100.00%	0.00%	100.00%	0.00%	0.00%

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions).

(2) The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of the Funds to designate the maximum amount permitted by law.

Notice to Shareholders (UNAUDITED)

U.S. Government Interest(3)	Interest Related Dividends(4)	Short Term Capital Gain Dividends(5)	Qualifying Business Income(6)	Foreign Tax Credit
Global X Emerging Markets ex-China ETF
0.00%	0.00%	0.00%	0.00%	36.67%
Global X Emerging Markets Great Consumer ETF
0.00%	0.00%	0.00%	0.00%	35.18%
Global X Emerging Markets Bond ETF
2.98%	5.37%	0.00%	0.00%	0.00%
Global X Brazil Active ETF
0.00%	0.66%	0.00%	0.00%	0.00%
Global X India Active ETF
0.00%	2.32%	100.00%	0.00%	17.92%
Global X Investment Grade Corporate Bond ETF
2.88%	0.00%	0.00%	0.00%	0.00%

(3) “U.S. Government Interest” represents the amount of interest that was derived from U.S. Government obligations and distributed during the fiscal year. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4) The percentage in this column represents the amount of “Qualifying Interest Income” as created by the American Jobs Creation Act of 2004 and is a percentage of net investment income that is exempt from U.S. withholding tax when paid for foreign investors.

(5) The percentage of this column represents the amount of “Short Term Capital Gain Dividend” and is reflected as a percentage of short term capital gain distribution that is exempted from U.S. withholding tax when paid to foreign investors.

(6) The percentage of this column represents that amount of ordinary dividend income that qualified for 20% Business Income Deduction.

The Funds intend to pass through a foreign tax credit to shareholders. For the period ended November 30, 2025, the total amount of foreign source income and foreign tax credit are as follows:

Fund Name	Foreign Source Income	Foreign Tax Credit Pass Through
Global X Emerging Markets ex-China ETF	$256,429	$109,820
Global X Emerging Markets Great Consumer ETF	679,425	575,656
Global X India Active ETF	267,639	192,757

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2025. Complete information will be computed and reported in conjunction with your 2025 Form 1099-DIV

Other Information (Form N-CSR Items 8-11) (Unaudited)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

(1) No remuneration was paid by the company during the period covered by the report to any Trustees on the company’s Board of Trustees for regular compensation.

(2) No remuneration was paid by the company during the period covered by the report to any Trustees on the company’s Board of Trustees for special compensation.

(3) No remuneration was paid by the company during the period covered by the report to any Officers of the company.

(4) No remuneration was paid by the company during the period covered by the report to any Officer or Trustee of the company who is an affiliated person.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract and Sub-Advisory Contracts.

Section 15(c) of the Investment Company Act of 1940, as amended (“1940 Act”), requires that the board of trustees of an exchange-traded fund (“ETF”), including a majority of those trustees who are not “interested persons” of the ETF, as defined in the 1940 Act (“Independent Trustees”), consider on an initial basis and periodically thereafter (as required by the 1940 Act), at an in person meeting called for such purpose, the terms of each ETF’s investment advisory agreement and whether to approve entering into, or renewing, each agreement.

At a Board meeting (the “New Fund Board Meeting”) of the Global X Funds (the “Trust”) held on March 4, 2025, the Board of Trustees (the “Board”) (including the Trust’s Independent Trustees, voting separately) considered and unanimously approved (i) the initial Investment Advisory Agreement (the “New Investment Advisory Agreement”); (ii) the initial Supervision and Administration Agreement (the “New Supervision and Administration Agreement”) between the Trust, on behalf of the Global X Investment Grade Corporate Bond Fund (the “New Fund”), and Global X Management Company LLC (“Global X Management”), and (iii) the Sub-Advisory Agreement between Global X Management on behalf of the New Fund and Mirae Asset Global Investments (USA) LLC (the “Sub-Adviser”) (the “New Sub-Advisory Agreement”). The New Investment

Other Information (Form N-CSR Items 8-11) (Unaudited) (Continued)

Advisory Agreement and New Supervision and Administration Agreement are referred to collectively as the “New Fund Agreements.”

At a Board meeting of the Trust held on November 20, 2025 (the “November Board Meeting” and together with the New Fund Board Meeting, the “Board Meetings”), called for such purpose, the Board (including the Trust’s Independent Trustees, voting separately) also considered and unanimously approved the continuation of (i) the Investment Advisory Agreement (“Renewal Investment Advisory Agreement”) for each Fund included in this Form N-CSR (each, a “Renewal Fund” and together, the “Renewal Funds”); (ii) the Supervision and Administration Agreement (“Renewal Supervision and Administration Agreement”), between the Trust, on behalf of each Renewal Fund, and Global X Management Company LLC (“Global X Management”); (iii) the Sub-Advisory Agreement (the “Mirae USA Renewal Sub-Advisory Agreement”) between Global X Management, on behalf of the Global X Emerging Markets Bond ETF (the “Emerging Markets Bond Fund”) and the Global X Investment Grade Corporate Bond ETF (the “Corporate Bond Fund”), and Mirae Asset Global Investments (USA) LLC (“Mirae USA”); and (iv) the Sub-Advisory Agreement (the “Mirae Hong Kong Renewal Sub-Advisory Agreement”) between Global X Management, on behalf of the Global X Emerging Markets ex-China ETF (the “Emerging Markets ex-China Fund”) and the Global X Emerging Markets Great Consumer ETF (the “Emerging Markets Great Consumer Fund”), and Mirae Asset Global Investments (Hong Kong) Limited (“Mirae Hong Kong”). Mirae USA and Mirae Hong Kong are each referred to herein as the “Sub-Adviser.” The Renewal Investment Advisory Agreement and the Renewal Supervision and Administration Agreement are referred to herein as the “Renewal Agreements.” The Mirae USA Renewal Sub-Advisory Agreement and Mirae Hong Kong Renewal Sub-Advisory Agreement are also referred to herein individually as a Renewal Sub-Advisory Agreement, and collectively as the “Renewal Sub-Advisory Agreements.”

In advance of the November Board Meeting, the Board (including the Trust’s Independent Trustees) and the Independent Trustees’ independent legal counsel requested (in writing) detailed information from Global X Management, Mirae USA and Mirae Hong Kong in connection with the Board’s consideration of the Renewal Agreements and Renewal Sub-Advisory Agreements, and received and reviewed written responses from Global X Management, Mirae USA and Mirae Hong Kong, and supporting materials relating to those requests for information. In the course of their consideration of the Renewal Agreements and Renewal Sub-Advisory Agreements, the Trust’s Independent Trustees were advised by their independent legal counsel and, in addition to meetings with management of Global X Management, the Independent Trustees met separately in executive sessions with their counsel.

NEW FUND AGREEMENTS

In determining to approve the New Fund Agreements for the New Fund, the Board considered a variety of factors, including the factors discussed in greater detail below.

Other Information (Form N-CSR Items 8-11) (Unaudited) (Continued)

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of all of the services (including advisory, administrative and compliance services) that are proposed to be provided by Global X Management or made available to the New Fund. With respect to this factor, the Board considered:

•	the terms of the New Fund Agreements and the range of services proposed to be provided to the New Fund in accordance with the New Fund Agreements;

•	Global X Management’s key personnel and the portfolio managers who would provide investment advisory, supervision and administrative services to the New Fund;

•	Global X Management’s responsibilities under the New Fund Agreements to, among other things, (i) manage the investment operations of the New Fund and the composition of the New Fund’s assets, including the purchase, retention and disposition of its holdings, (ii) provide quarterly reports to the Trust’s officers and the Board and other reports as the Board deems necessary or appropriate, (iii) engage the Sub-Adviser to vote proxies, exercise consents, and exercise all other rights relating to securities and assets held by the New Fund, (iv) select broker-dealers to execute portfolio transactions for the New Fund when necessary, (v) assist in the preparation and filing of reports and proxy statements (if any) to the shareholders of the New Fund, and the periodic updating of the registration statements, prospectuses, statements of additional information, and other reports and documents for the New Fund that are required to be filed by the Trust with the U.S. Securities and Exchange Commission (“SEC”) and other regulatory or governmental bodies, and (vi) monitor anticipated purchases and redemptions of the shares (including Creation Units) of the New Fund by shareholders and new investors;

•	the New Fund’s investment strategies and Global X Management’s experience with such strategies, including with respect to any unique aspect of its strategies; and

•	the quality of Global X Management’s resources and personnel that would be made available to the New Fund, including Global X Management’s experience and the professional qualifications of Global X Management’s key personnel.

Based on these considerations, the Board concluded at the New Fund Board Meeting that it was satisfied with the nature, extent and quality of the services proposed to be provided to the New Fund by Global X Management.

Performance

The Board determined that, because the New Fund had not yet begun investment operations as of the dates of the New Fund Board Meeting, meaningful data relating to the investment performance of the New Fund was not available and, therefore, could not be a factor in approving the New Fund Agreements.

Other Information (Form N-CSR Items 8-11) (Unaudited) (Continued)

Cost of Services and Profitability

The Board considered Global X Management’s expected costs to provide investment management, supervision and administrative and related services to the New Fund. With respect to this factor, the Board considered:

•	the management fee (including the proposed investment advisory fee) (“Management Fee”) that was proposed to be borne by the New Fund under the respective New Fund Agreement for the various investment advisory, supervisory and administrative services that the New Fund requires under a unitary fee structure (including the types of fees and expenses that are not included within the unitary fee and would be borne by the New Fund); and

•	the expected profitability to Global X Management, if any, from all of the services proposed to be provided to the New Fund by Global X Management and all aspects of the relationship between Global X Management and the New Fund.

The Board also noted that the Adviser would pay Mirae USA a monthly sub-advisory management fee for management and operational services that Mirae USA would provide to the New Fund. Based on these considerations, the Board concluded that the proposed Management Fee to be paid by the New Fund to Global X Management, in light of the nature, extent and quality of the services to be provided, was reasonable and in the best interests of the New Fund’s shareholders.

Comparison of Fees and Services

The Board considered the fees that were proposed to be charged to the New Fund for advisory services. With respect to this factor, the Board considered:

•	comparative information with respect to the proposed Management Fee to be paid to Global X Management by the New Fund. In connection with this consideration, Global X Management provided the Board with comparative expense data for the New Fund, including fees and expenses paid by unaffiliated similar specialized and/ or focused ETFs, and/or other similar registered funds. The Board considered Global X Management’s detailed explanation of the proposed fee structures of the New Fund compared to the average and median of the New Fund’s peer group;

•	the structure of the proposed unitary Management Fee (which includes as one component the proposed investment advisory fee for the New Fund) and the expected total expense ratios for the New Fund. In this regard, the Board took into consideration that the purpose of adopting a unitary Management Fee structure for the New Fund was to create a simple, all-inclusive fee that would provide a level of predictability with respect to the overall expense ratios (i.e., the total fees) of the New Fund and that the proposed Management Fee for the New Fund was set at a competitive level to

Other Information (Form N-CSR Items 8-11) (Unaudited) (Continued)

make the New Fund viable in the marketplace; and

•	that, under the proposed unified Management Fee structure, Global X Management would be responsible for most ordinary expenses of the New Fund, including the costs of various third-party services required by the New Fund, including investment advisory, administrative, audit, certain custody, portfolio accounting, legal, transfer agency and printing costs, but that the New Fund would bear other expenses not covered under the proposed all-inclusive Management Fee, such as taxes, brokerage fees, commissions, and other transaction expenses, interest expenses, and extraordinary expenses.

Based on these considerations, the Board concluded at the New Fund Board Meeting that the services to be received and the fees to be charged under the applicable New Fund Agreements were reasonable on a comparative basis.

Economies of Scale

The Board considered the extent to which economies of scale would be realized as the New Fund grows and whether the proposed unitary Management Fee for the New Fund reflected these economies of scale. With respect to this factor, the Board considered:

•	the significant investment of time, personnel and other resources that Global X Management intends to make in the New Fund in seeking to assure that the New Fund is attractive to investors; and

•	that the proposed unitary Management Fee would provide a high level of certainty as to the total level of expenses for the New Fund and its shareholders.

Based on these considerations, the Board concluded at the New Fund Board Meeting that the proposed unitary Management Fee for the New Fund appropriately addressed economies of scale.

Other Benefits

In considering the New Fund Agreements, in addition to the factors discussed above, the Board considered other benefits that may be realized by Global X Management as a result of its relationship with the New Fund.

Conclusion

After full consideration of the factors above, as well as other factors that were instructive in their consideration, the Board, including all of the Trust’s Independent Trustees voting separately, concluded, in the exercise of its business judgement, that the New Fund Agreements were fair and reasonable and in the best interest of the New Fund.

Other Information (Form N-CSR Items 8-11) (Unaudited) (Continued)

In reaching this decision, the Board did not assign relative weights to the factors above nor did the Board deem any one factor or group of them to be controlling in and of themselves. Each member of the Board may have assigned different weights to the various factors.

NEW SUB-ADVISORY AGREEMENT

In determining to approve the New Sub-Advisory Agreement for the New Fund, the Board considered a variety of factors, including the factors discussed in greater detail below.

Nature, Extent, and Quality of Services

The Board considered the nature, extent and quality of all of the services (including advisory, administrative and compliance services) that are proposed to be provided by Global X Management or made available to the New Funds. With respect to this factor, the Board considered:

•	the terms of the New Sub-Advisory Agreement and the range of services that are to be provided to the New Fund by the Sub-Adviser in accordance with the New Sub-Advisory Agreement;

•	the Sub-Adviser’s key personnel and the co-portfolio managers who would provide investment advisory services to the New Fund;

•	the Sub-Adviser’s responsibilities under the New Sub-Advisory Agreement, to, among other things: (i) invest and reinvest the assets of the New Fund, (ii) provide the Trust, Global X Management, and their respective officers and Trustees with such periodic reports concerning the obligations the Sub-Adviser has assumed under the New Sub-Advisory Agreement as the Trust, the Board, and Global X Management may from time to time reasonably request, (iii) review all proxy solicitation materials and vote (or abstain from voting) and handle all proxies solicited by or with respect to the issuers of securities in which the assets of the New Fund may be invested in compliance with the proxy voting procedures of the Trust then in effect, (iv) select broker and dealers to execute portfolio transactions for the New Fund and select the markets on or in which the transactions will be executed, and (v) assist Global X Management and the New Fund by providing certain operational services to the New Fund including, without limitation, the following: (A) the preparation of tax returns; (B) the preparation and submission of reports to existing shareholders; (C) the periodic updating of the prospectus and statement of additional information for the New Fund; and (D) the preparation of reports to be filed with the SEC and other regulatory authorities;

•	the nature, extent and quality of the services (including advisory and compliance services) to be provided by the Sub-Adviser or made available to the New Fund, and the adequacy of the Sub-Adviser’s personnel and resources that would be made

Other Information (Form N-CSR Items 8-11) (Unaudited) (Continued)

available to the New Fund; and

•	the Sub-Adviser’s experience and the professional qualifications of the Sub-Adviser’s key personnel.

Based on these considerations, the Board concluded at the New Fund Board Meeting that it was satisfied with the nature, extent and quality of the services proposed to be provided to the New Fund by the Sub-Adviser.

Performance

The Board determined that, because the New Fund was non-operational and, consequently, no performance data was available for the New Fund. had not yet begun investment operations as of the dates of the respective New Fund Board Meeting, meaningful data relating to the investment performance of the New Fund was not available and, therefore, could not be a factor in approving the New Fund Agreements. However, the Board took account of the fact that the Sub-Adviser has managed other funds with investment strategies similar to the investment strategies that would be utilized for the New Fund.

Cost of Services and Profitability

The Board considered the Sub-Adviser’s anticipated cost to provide investment management services to the New Fund. In this regard, the Board considered the sub-advisory fee to be paid to the Sub-Adviser (from the Management Fee to be borne by the New Fund under the New Fund Agreement) for the various investment advisory services that the New Fund requires.

In addition, the Board considered the expected profitability to the Sub-Adviser from the services to be provided to the New Fund by the Sub-Adviser and all aspects of the Sub-Adviser’s relationship with the New Fund. The Board considered that the Sub-Adviser represented that its sub-advisory fee will appropriately compensate the Sub-Adviser for the services (the implementation of the investment strategy and managing the New Fund’s investment portfolio) that it will provide to the New Fund. The Trustees noted that the Sub-Adviser indicated that it expected earnings from its relationship with the New Fund to be accretive to its profitability.

To assist the Trustees in these considerations, the Sub-Adviser provided the Board with financial information regarding the services to be provided to the New Fund and discussed with the Board its expected profitability with respect to the New Fund.

Comparison of Fees and Services

The Board considered the fees that were proposed to be charged to the New Fund for advisory services. With respect to this factor, the Board considered:

•	comparative information with respect to the sub-advisory fee to be paid to the Sub-Adviser by Global X Management (from the Management Fee paid to the Adviser

Other Information (Form N-CSR Items 8-11) (Unaudited) (Continued)

by the New Fund) on New Fund assets equal to or above $100 million. To assist the Trustees in these considerations, the Sub-Adviser provided the Board with comparative expense data for the New Fund, including management fees paid by unaffiliated comparable specialized and/or focused ETFs and/or other comparable investment funds; and

•	the proposed structure of the sub-advisory fee and the proposed total expense ratio for the New Fund.

Based on these considerations, the Board concluded at the New Fund Board Meeting that the services to be received and the fees to be charged under the New Sub-Advisory Agreement were reasonable on a comparative basis.

Economies of Scale

The Board considered the extent to which economies of scale would be realized as the New Fund grows and whether the proposed sub-advisory fee for the New Fund reflected these economies of scale. With respect to this factor, the Board considered:

•	that the Sub-Adviser represented that it does not expect to experience any economies of scale by providing sub-advisory services to the New Fund, based on the anticipated size of the New Fund during at least the New Fund’s first few years; and

•	the significant investment of time, personnel and other resources that the Sub-Adviser has made and intends to continue to make in the New Fund to seek to assure that the New Fund is attractive to investors.

Based on these considerations, the Board concluded at the New Fund Board Meeting that the proposed sub-advisory fee for the New Fund appropriately addressed economies of scale.

Other Benefits

In considering the New Sub-Advisory Agreement, in addition to the categories above, the Board considered other benefits that may be realized by the Sub-Adviser because of its relationship with the New Fund.

Conclusion

After full consideration of the factors above, as well as other factors that were instructive in its consideration, the Board, including all of the Trust’s Independent Trustees voting separately, concluded, in the exercise of its business judgement, that the New Sub-Advisory Agreement was fair and reasonable and in the best interest of the New Fund.

In reaching this decision, the Board did not assign relative weights to the factors above nor did the Board deem any one factor or group of them to be controlling in and of themselves. Each member of the Board may have assigned different weights to the various factors.

Other Information (Form N-CSR Items 8-11) (Unaudited) (Continued)

RENEWAL AGREEMENTS

In determining to approve the continuation of the Renewal Agreements for each Renewal Fund, the Board considered a variety of factors, including the factors discussed in greater detail below.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of all of the services (including advisory, administrative and compliance services) that have been provided by Global X Management or made available to the Renewal Funds. With respect to this factor, the Board considered:

•	the terms of the Renewal Agreements and the range of services that would continue to be provided to each Renewal Fund in accordance with the Renewal Agreements;

•	Global X Management’s key personnel and the portfolio managers who would continue to provide investment advisory, supervision and administrative services to each Renewal Fund;

•	Global X Management’s responsibilities under the Renewal Agreements, among other things, to: (i) manage the investment operations of the Renewal Funds and the composition of the Renewal Funds’ assets, including the purchase, retention and disposition of their holdings, (ii) provide quarterly reports to the Trust’s officers and the Board and other reports as the Board deems necessary or appropriate, (iii) vote proxies, exercise consents, and exercise all other rights relating to securities and assets held by the Renewal Funds, (iv) select broker-dealers to execute portfolio transactions for the Renewal Funds when necessary, (v) assist in the preparation and filing of reports and proxy statements (if any) to the shareholders of the Renewal Funds, and the periodic updating of the registration statement, prospectuses, statements of additional information, and other reports and documents for the Renewal Funds that are required to be filed by the Trust with the SEC and other regulatory and governmental bodies, and (vi) monitor anticipated purchases and redemptions of the shares (including Creation Units) of the Renewal Funds by shareholders and new investors;

•	each Renewal Fund’s investment strategies and, with respect to the Renewal Funds that invest in unique types of investments, Global X Management’s experience in investing in such instruments and the additional services required to implement such investments; and

•	the quality of Global X Management’s resources and personnel that would continue to be made available to the Renewal Funds, including Global X Management’s experience and the professional qualifications of Global X Management’s key personnel.

Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Renewal Funds by Global X Management.

Other Information (Form N-CSR Items 8-11) (Unaudited) (Continued)

Performance

The Board considered the performance of each Renewal Fund. They examined the performance of the Renewal Funds for the one-year, three-year, five-year and since-inception periods, as applicable. Also, the Board considered the total return and investments performance of the Renewal Funds relative to (i) the performance of unaffiliated comparable ETFs and/or other registered funds, which performance information is publicly available from such registered funds, as well as other third-party sources; and (ii) the performance of pertinent indexes. The Board considered instances of underperformance and overperformance with respect to the competitor funds. Specifically, the Board considered:

•	the performance of each Renewal Fund in absolute terms and compared to its broad-based and additional performance benchmark for the one-, three-, and five-year or since-inception periods;

•	the investment strategy of each Renewal Fund and the impact of investment decisions on each Renewal Fund and the impact of investment decisions on each Renewal Fund’s performance, including with respect to security selection and sector allocation; and

•	the impact of prevailing market conditions on the performance of each Renewal Fund in light of the Renewal Fund’s investment objective.

The Board noted that the Global X India Active ETF had returned negative performance for the one-year period ending September 30, 2025, but that the Renewal Fund’s performance was positive for the since-inception period and that it had outperformed its performance benchmark for the one-year period ending September 30, 2025. The Board also took into consideration that, with respect to the Emerging Markets Bond Fund and Corporate Bond Fund, Mirae USA was responsible for investing the assets of those Renewal Funds, and that with respect to the Emerging Markets Great Consumer Fund and Emerging Markets ex-China Fund, Mirae HK was responsible for investing the assets of those Renewal Funds. Based on these considerations and comparisons, the Board concluded that the investment performance of the Renewal Funds did not adversely affect the Board’s approval of the continuance of the Renewal Agreements.

Cost of Services and Profitability

The Board considered Global X Management’s cost to provide investment management, supervision and administrative and related services to the Renewal Funds. In this regard, the Board considered the management fee (“Management Fee”) that has been borne or is expected to be borne by the Renewal Funds under the Renewal Agreements for the various investment advisory, supervisory and administrative services that the Renewal Funds require under a unitary fee structure (including the types of fees and expenses that are not included within the unitary fee and would be borne by the Renewal Funds). The Board also considered that, for certain Renewal Funds that had invested in affiliated acquired funds, Global X Management bore the costs of such acquired fund fees and expenses. The Board

Other Information (Form N-CSR Items 8-11) (Unaudited) (Continued)

noted that the Adviser paid Mirae USA, with respect to the Emerging Markets Bond Fund and Corporate Bond Fund, and Mirae Hong Kong, with respect to the Emerging Markets ex-China Fund and Emerging Markets Great Consumer Fund, a monthly sub-advisory management fee for management and operational services that each Sub-Adviser provides to those Renewal Funds, respectively.

In addition, the Board considered expected profitability to Global X Management, as applicable, from all services provided or expected to be provided to the Renewal Funds, and all aspects of Global X Management’s relationship with the Renewal Funds. In connection with these considerations, Global X Management provided the Board with financial information regarding its operations and the services provided to the Renewal Funds and discussed with the Board its current and expected profitability, as applicable, with respect to the Renewal Funds.

Based on these considerations, the Board concluded that the Management Fee rate paid by the Renewal Funds to Global X Management, in light of the nature, extent and quality of the services provided, was reasonable and in the best interests of the Renewal Funds’ shareholders.

Comparison of Fees and Services

The Board considered fees charged to the Renewal Funds for advisory services. With respect to this factor, the Board considered:

•	comparative information with respect to the Management Fee paid to Global X Management by the Renewal Funds. In connection with this consideration, Global X Management provided the Board with comparative expense data for the Renewal Funds, including fees and expenses paid by unaffiliated similar specialized and/or focused ETFs and/or other comparable registered funds;

•	the structure of the unitary Management Fee (which includes as one component the investment advisory fee for the Renewal Funds) and the current total expense ratios for the Renewal Funds. In this regard, the Board took into consideration the competitive market of each Renewal Fund and that the purpose of adopting a unitary Management Fee structure for the Renewal Funds was to create a simple, all-inclusive fee that would provide a level of predictability with respect to the overall expense ratio (i.e., the total fees) of the Renewal Funds and that the proposed Management Fee for each Renewal Fund was set at a competitive level to make the Renewal Funds viable in the marketplace; and

•	that,under the unified Management Fee structure,Global X Management is responsible for most ordinary expenses of the Renewal Funds, including the costs of various third-party services required by the Renewal Funds, including investment advisory, administrative, audit, certain custody, portfolio accounting, legal, transfer agency and printing costs, but each Renewal Fund would bear other expenses not covered under the proposed all-inclusive Management Fee, such as taxes, brokerage fees,

Other Information (Form N-CSR Items 8-11) (Unaudited) (Continued)

commissions, and other transaction expenses, interest expenses, and extraordinary expenses.

With respect to the following Renewal Funds, the Board noted that:

•	the Global X Brazil Active ETF’s Management Fee and total expenses were each 9 basis points higher than the peer group average and 3 basis points higher than the peer group median, and that Global X Management believed the fees and expenses were within the range of the fees and expenses of the comparable funds;

•	the Global X Emerging Markets ex-China ETF’s Management Fee was 9 basis points higher than the peer group average and 3 basis points higher than the peer group median and that its total expenses were 10 basis points higher than the peer group average and 4 basis points higher than the peer group median, and that Global X Management believed the fees and expenses were within the range of the fees and expenses of the comparable funds;

•	the Global X Emerging Markets Great Consumer ETF’s Management Fee and total expenses were each 9 basis points higher than the peer group average and 3 basis points higher than the peer group median, and that Global X Management believed the fees and expenses were within the range of the fees and expenses of the comparable funds; and

•	the Global X India Active ETF’s Management Fee was 9 basis points higher than the peer group average and 3 basis points higher than the peer group median and that its total expenses were 10 basis points higher than the peer group average and 4 basis points higher than the peer group median, and that Global X Management believed the fees and expenses were within the range of the fees and expenses of the comparable funds.

Based on these considerations, the Board concluded that the services received and the fees charged under the Renewal Agreements were reasonable on a comparative basis.

Economies of Scale

The Board considered the existence of any economies of scale and the extent to which economies of scale would be realized as the Renewal Funds grow and whether the unitary Management Fee for the Renewal Funds reflected these economies of scale. With respect to this factor, the Board also considered:

•	the significant investment of time, personnel and other resources that Global X Management has made and intends to continue to make in the Renewal Funds in

Other Information (Form N-CSR Items 8-11) (Unaudited) (Continued)

seeking to assure that the Renewal Funds are attractive to investors; and

•	that the unitary Management Fee would provide a high level of certainty as to the total level of expenses for the Renewal Funds and their shareholders.

Based on these considerations, the Board concluded that the unitary Management Fee for the Renewal Funds appropriately addressed economies of scale.

Other Benefits

In considering the Renewal Agreements, in addition to the factors above, the Board considered any other benefits realized by Global X Management as a result of its relationship with the Renewal Funds.

Conclusion

After full consideration of the factors above, as well as other factors that were instructive in its consideration, the Board, including all of the Trust’s Independent Trustees voting separately, concluded, in the exercise of its business judgement, that the Renewal Agreements were fair and reasonable and in the best interest of each Renewal Fund.

In reaching this decision, the Board did not assign relative weights to the factors above nor did the Board deem any one factor or group of them to be controlling in and of themselves. Each member of the Board may have assigned different weights to the various factors.

MIRAE USA RENEWAL SUB-ADVISORY AGREEMENT

In determining to approve the continuation of the Mirae USA Renewal Sub-Advisory Agreement, the Board considered a variety of factors, including the factors discussed in greater detail below.

Nature, Extent, and Quality of Services

The Board considered the nature, extent and quality of all of the services (including advisory and compliance services) that have been provided by Mirae USA or made available to the Emerging Markets Bond Fund and Corporate Bond Fund, and the adequacy of the personnel and resources that would continue to be made available to each Fund. With respect to this factor, the Board considered:

•	the terms of the Renewal Sub-Advisory Agreement and the range of services that would continue to be provided to the Emerging Markets Bond Fund and Corporate Bond Fund by Mirae USA in accordance with the Renewal Sub-Advisory Agreement;

•	the key personnel and the portfolio managers of Mirae USA who would continue to provide investment advisory services to the Emerging Markets Bond Fund and

Other Information (Form N-CSR Items 8-11) (Unaudited) (Continued)

Corporate Bond Fund;

•	the responsibilities of Mirae USA under the Renewal Sub-Advisory Agreement, among other things, to: (i) invest and reinvest the assets of the Emerging Markets Bond Fund and Corporate Bond Fund, (ii) provide the Trust, Global X Management, and their respective officers and Trustees with such periodic reports concerning the obligations the Sub-Adviser has assumed under the Renewal Sub-Advisory Agreement as the Trust, the Board, and Global X Management may from time to time reasonably request, (iii) review all proxy solicitation materials and vote (or abstain from voting) and handle all proxies solicited by or with respect to the issuers of securities in which the assets of the Emerging Markets Bond Fund and Corporate Bond Fund may be invested in compliance with the proxy voting procedures of the Trust then in effect, (iv) select broker and dealers to execute portfolio transactions for the Emerging Markets Bond Fund and Corporate Bond Fund and select the markets on or in which the transactions will be executed, and (v) assist Global X Management and the Emerging Markets Bond Fund and Corporate Bond Fund by providing certain operational services to each Fund including, without limitation, the following: (A) the preparation of tax returns; (B) the preparation and submission of reports to existing shareholders; (C) the periodic updating of the prospectus and statement of additional information for the Emerging Markets Bond Fund and Corporate Bond Fund; and (D) the preparation of reports to be filed with the SEC and other regulatory authorities;

•	each Fund’s investment strategies and Mirae USA’s experience with such investment strategies;

•	Mirae USA’s affiliation and experience with Global X Management; and

•	the quality of Mirae USA resources and personnel that would continue to be made available to the Emerging Markets Bond Fund and Corporate Bond Fund, including the experience and the professional qualifications of Mirae USA key personnel.

Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Emerging Markets Bond Fund and Corporate Bond Fund by Mirae USA.

Performance

The Board considered the performance of each Renewal Fund. They examined the performance of each Renewal Fund for the one-year, three-year, five-year and since-inception periods, as applicable. Also, the Board considered the total return and investment performance of each Renewal Fund relative to (i) the performance of unaffiliated comparable ETFs and/or other registered funds, which performance information is publicly available from such registered funds, as well as other third-party sources; and (ii) the performance of pertinent indexes. The Board considered instances of underperformance and overperformance with respect to the competitor funds. Specifically, the Board considered:

Other Information (Form N-CSR Items 8-11) (Unaudited) (Continued)

•	the performance of each Renewal Fund in absolute terms and compared to its broad-based and/or additional performance benchmark for the relevant periods;

•	the impact of prevailing market conditions on the performance of each Renewal Fund in light of each Fund’s investment objective;

•	with respect to the Emerging Markets Bond Fund, that the Fund had returned positive performance for the one-, three-, and five-year periods, but that it underperformed its performance benchmark for the one-year period ending September 30, 2025; and

•	with respect to the Corporate Bond Fund, that the Fund had limited performance history but that it returned positive performance for the since-inception period ending September 30, 2025 and that it outperformed its performance benchmark during that period.

Based on these considerations and comparisons, the Board concluded that the investment performance of the Renewal Funds did not adversely affect the Board’s approval of the continuance of the Mirae USA Renewal Sub-Advisory Agreement.

Cost of Services and Profitability

The Board considered the costs to Mirae USA to provide investment management services and related services to the Emerging Markets Bond Fund and Corporate Bond Fund. In this regard, the Board considered the sub-advisory fee paid to Mirae USA (from the Management Fee borne by the Emerging Markets Bond Fund and Corporate Bond Fund under the Investment Management Agreement) for the various investment advisory services that the Emerging Markets Bond Fund and Corporate Bond Fund require.

In addition, the Board considered the expected profitability to Mirae USA from all services provided or expected to be provided to the Emerging Markets Bond Fund and Corporate Bond Fund by the Sub-Adviser and all aspects of the relationship of Mirae USA with the Emerging Markets Bond Fund and Corporate Bond Fund.

In connection with these considerations, Mirae USA provided the Board with financial information regarding its operations and the services provided to the Emerging Markets Bond Fund and Corporate Bond Fund and discussed with the Board the current and expected profitability with respect to each Renewal Fund.

Based on these considerations, the Board concluded that the Management Fee rate paid by the Emerging Markets Bond Fund and Corporate Bond Fund, respectively, in light of the nature, extent and quality of the services provided, was reasonable and in the best interests of each Renewal Fund’s shareholders.

Comparison of Fees and Services

The Board considered fees charged to the Emerging Markets Bond Fund and Corporate Bond Fund for sub-advisory services. With respect to this factor, the Board considered:

Other Information (Form N-CSR Items 8-11) (Unaudited) (Continued)

•	with respect to the Emerging Markets Bond Fund, the existence of breakpoints in the sub-advisory fee and that, on any day that total assets of the Emerging Markets Bond Fund are less than $50 million, the Renewal Fund would not be charged a sub-advisory fee;

•	with respect to the Corporate Bond Fund, the existence of breakpoints in the sub-advisory fee and that, on any day that total assets of the Corporate Bond Fund are less than $100 million, the Renewal Fund would not be charged a sub-advisory fee;

•	comparative information with respect to the sub-advisory fee paid to Mirae USA by Global X Management (from the Management Fee paid to the Adviser by the Emerging Markets Bond Fund). To assist the Trustees in these considerations, Mirae USA provided the Board with comparative expense data for the Emerging Markets Bond Fund and Corporate Bond Fund, including management fees paid by unaffiliated comparable specialized and/or focused ETFs and/or other comparable investment funds; and

•	the structure of the sub-advisory fee and the total expense ratio for each Renewal Fund.

Based on these considerations, the Board concluded that the services received and the fees charged under the Renewal Sub-Advisory Agreement were reasonable on a comparative basis.

Economies of Scale

The Trustees considered the existence of any economies of scale and extent to which economies of scale would be realized as the Emerging Markets Bond Fund and Corporate Bond Fund grow and whether the sub-advisory fee reflected these economies of scale. With respect to this factor, the Board considered:

•	that Mirae USA represented that it does not expect to experience any economies of scale by providing continued sub-advisory services to each Renewal Fund, based on the anticipated size of each Renewal Fund during at least each Renewal Fund’s first few years; and

•	the significant investment of time, personnel and other resources that Mirae USA has made and intends to continue to make in the Emerging Markets Bond Fund and Corporate Bond Fund to seek to assure that each Fund is attractive to investors.

Based on these considerations, the Board concluded that the sub-advisory fee appropriately addressed economies of scale.

Other Information (Form N-CSR Items 8-11) (Unaudited) (Continued)

Other Benefits

In considering the Renewal Sub-Advisory Agreement, in addition to the categories discussed above, the Board considered other benefits realized by Mirae USA because of its relationship with the Emerging Markets Bond Fund and Corporate Bond Fund.

Conclusion

After full consideration of the factors above, as well as other factors that were instructive in its consideration, the Board, including all of the Trust’s Independent Trustees voting separately, concluded, in the exercise of its business judgement, that the Mirae USA Renewal Sub-Advisory Agreement was fair and reasonable and in the best interest of the Emerging Markets Bond Fund and Corporate Bond Fund.

In reaching this decision, the Board did not assign relative weights to the factors above nor did the Board deem any one factor or group of them to be controlling in and of themselves. Each member of the Board may have assigned different weights to the various factors.

MIRAE HONG KONG RENEWAL SUB-ADVISORY AGREEMENT

In determining to approve the continuation of the Mirae Hong Kong Renewal Sub-Advisory Agreement, the Board considered a variety of factors, including the factors discussed in greater detail below.

Nature, Extent, and Quality of Services

The Board considered the nature, extent and quality of the services (including advisory and compliance services) to be provided by Mirae Hong Kong or made available to the Emerging Markets ex-China Fund and the Emerging Markets Great Consumer Fund, and the adequacy of Mirae Hong Kong’s personnel and resources that would continue to be made available to each Fund. With respect to this factor, the Board considered:

•	the terms of the Renewal Sub-Advisory Agreement and the range of services that would continue to be provided to the Emerging Markets ex-China Fund and the Emerging Markets Great Consumer Fund by Mirae Hong Kong in accordance with the Renewal Sub-Advisory Agreement;

•	the key personnel and the portfolio managers of Mirae Hong Kong who would continue to provide investment advisory services to the Emerging Markets ex-China Fund and the Emerging Markets Great Consumer Fund;

•	the responsibilities of Mirae Hong Kong under the Renewal Sub-Advisory Agreement, among other things, to: (i) invest and reinvest the assets of the Emerging Markets ex-China Fund and the Emerging Markets Great Consumer Fund, (ii) provide the Trust, Global X Management, and their respective officers and Trustees with such periodic reports concerning the obligations the Sub-Adviser has assumed under the Renewal Sub-Advisory Agreement as the Trust, the Board, and Global X Management may

Other Information (Form N-CSR Items 8-11) (Unaudited) (Continued)

from time to time reasonably request, (iii) review all proxy solicitation materials and vote (or abstain from voting) and handle all proxies solicited by or with respect to the issuers of securities in which the assets of the Emerging Markets ex-China Fund and the Emerging Markets Great Consumer Fund may be invested in compliance with the proxy voting procedures of the Trust then in effect, (iv) select broker and dealers to execute portfolio transactions for the Emerging Markets ex-China Fund and the Emerging Markets Great Consumer Fund and select the markets on or in which the transactions will be executed, and (v) assist Global X Management and the Emerging Markets ex-China Fund and the Emerging Markets Great Consumer Fund by providing certain operational services to each Fund including, without limitation, the following: (A) the preparation of tax returns; (B) the preparation and submission of reports to existing shareholders; (C) the periodic updating of the prospectus and statement of additional information for the Emerging Markets ex-China Fund and the Emerging Markets Great Consumer Fund; and (D) the preparation of reports to be filed with the SEC and other regulatory authorities;

•	each Fund’s investment strategies and Mirae Hong Kong’s experience with such investment strategies;

•	Mirae Hong Kong’s affiliation and experience with Global X Management; and

•	the quality of Mirae Hong Kong’s resources and personnel that would continue to be made available to the Emerging Markets ex-China Fund and the Emerging Markets Great Consumer Fund, including the experience and the professional qualifications of Mirae Hong Kong’s key personnel.

Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Emerging Markets ex-China Fund and Emerging Markets Great Consumer Fund by Mirae Hong Kong.

Performance

The Board considered the performance of each Renewal Fund. They examined the performance of each Renewal Fund for the one-year, three-year, five-year and since-inception periods, as applicable. Also, the Board considered the total return and investment performance of the Fund relative to (i) the performance of unaffiliated comparable ETFs and other registered funds in the same classification as the Renewal Funds, which performance information is publicly available from such registered funds, as well as other third-party sources; and (ii) the performance of pertinent indexes.

The Board considered instances of underperformance and overperformance with respect to the competitor funds. The Board noted that the Global X Emerging Markets Great Consumer ETF had returned negative performance for the five-year period ending September 30, 2025, but that the Renewal Fund’s performance was positive for the one- and three-year periods. Based on these considerations and comparisons, the Board concluded

Other Information (Form N-CSR Items 8-11) (Unaudited) (Continued)

that the investment performance of the Renewal Funds did not adversely affect the Board’s approval of the continuance of the Mirae Hong Kong Renewal Sub-Advisory Agreement.

Cost of Services and Profitability

The Board considered the cost to Mirae Hong Kong to provide investment management services and related services to the Emerging Markets ex-China Fund and the Emerging Markets Great Consumer Fund. In this regard, the Board considered the sub-advisory fee paid to Mirae Hong Kong (from the Management Fee borne by the Emerging Markets ex-China Fund and the Emerging Markets Great Consumer Fund under the Investment Management Agreement) for the various investment advisory services that the Emerging Markets ex-China Fund and the Emerging Markets Great Consumer Fund require.

In addition, the Board considered the expected profitability to Mirae Hong Kong from all services provided or expected to be provided to the Emerging Markets ex-China Fund and the Emerging Markets Great Consumer Fund by the Sub-Adviser and all aspects of Mirae Hong Kong’s relationship with the Emerging Markets ex-China Fund and the Emerging Markets Great Consumer Fund.

In connection with these considerations, Mirae Hong Kong provided the Board with financial information regarding its operations and the services to be provided to the Emerging Markets ex-China Fund and the Emerging Markets Great Consumer Fund and discussed with the Board the current and expected profitability with respect to each Renewal Fund.

Based on these considerations, the Board concluded that the Management Fee rate paid by the Emerging Markets ex-China Fund and Emerging Markets Great Consumer Fund, respectively, in light of the nature, extent and quality of the services provided, was reasonable and in the best interests of each Renewal Fund’s shareholders.

Comparison of Fees and Services

The Board considered fees charged to the Emerging Markets ex-China Fund and the Emerging Markets Great Consumer Fund for sub-advisory services. With respect to this factor, the Board considered:

•	that Mirae Hong Kong received a sub-advisory fee for each Renewal Fund of 25% of the Management Fee on the portion of each Fund’s assets under management that are managed by Mirae Hong Kong;

•	comparative information with respect to the sub-advisory fee paid to Mirae Hong Kong by Global X Management (from the Management Fee paid to the Adviser by the Emerging Markets ex-China Fund and the Emerging Markets Great Consumer Fund). To assist the Trustees in these considerations, Mirae Hong Kong provided the Board with comparative expense data for the Emerging Markets ex-China Fund and the Emerging Markets Great Consumer Fund, including management fees paid

Other Information (Form N-CSR Items 8-11) (Unaudited) (Concluded)

by unaffiliated comparable specialized and/or focused ETFs and/or other comparable investment funds; and

•	the structure of the sub-advisory fee and the total expense ratio for each Renewal Fund.

Based on these considerations, the Board concluded that the services received and the fees charged under the Renewal Sub-Advisory Agreement were reasonable on a comparative basis.

Economies of Scale

The Trustees considered the existence of any economies of scale and extent to which economies of scale would be realized as the Emerging Markets Bond Fund grows and whether the sub-advisory fee reflected these economies of scale. With respect to this factor, the Board considered:

•	the quality of the services provided by Mirae Hong Kong and the assets of the Emerging Markets ex-China Fund and the Emerging Markets Great Consumer Fund; and

•	the significant investment of time, personnel and other resources that Mirae Hong has made and intends to continue to make in the Emerging Markets ex-China Fund and the Emerging Markets Great Consumer Fund to seek to assure that the Fund is attractive to investors.

Based on these considerations, the Board concluded that the sub-advisory fee appropriately addressed economies of scale.

Other Benefits

In considering the Renewal Sub-Advisory Agreement, in addition to the categories discussed above, the Board considered other benefits realized by Mirae Hong Kong because of its relationship with the Emerging Markets ex-China Fund and the Emerging Markets Great Consumer Fund.

Conclusion

After full consideration of the factors above, as well as other factors that were instructive in its consideration, the Board, including all of the Trust’s Independent Trustees voting separately, concluded, in the exercise of its business judgement, that the Mirae Hong Kong Renewal Sub-Advisory Agreement was fair and reasonable and in the best interest of the Emerging Markets ex-China Fund and the Emerging Markets Great Consumer Fund.

In reaching this decision, the Board did not assign relative weights to the factors above nor did the Board deem any one factor or group of them to be controlling in and of themselves. Each member of the Board may have assigned different weights to the various factors.

605 3rd Avenue, 43rd Floor
New York, NY 10158
1-888-493-8631
www.globalxetfs.com

Investment Adviser and Administrator:
Global X Management Company LLC
605 3rd Avenue, 43rd Floor
New York, NY 10158

Sub-Adviser - Global X Emerging Markets ex-China ETF and Global X Emerging Markets Great Consumer ETF:

Mirae Asset Global Investments (Hong Kong) Limited
Unit 1101, 11/F, Lee Garden Three
1 Sunning Road, Causeway Bay, Hong Kong

Sub-Adviser - Global X Emerging Markets Bond ETF and Global X Investment Grade Corporate Bond ETF:

Mirae Asset Global Investments (USA) LLC
1212 Avenue of the Americas, 10th Floor
New York, NY 10036

Distributor:

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Sub-Administrator:

SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

Counsel for Global X Funds and the Independent Trustees:

Stradley Ronon Stevens & Young, LLP
2000 K Street, N.W.
Suite 700
Washington, DC 20006

Custodian and Transfer Agent:

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Independent Registered Public Accounting Firm:

PricewaterhouseCoopers LLP
Two Commerce Square
Suite 1800
2001 Market Street
Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

GLX-AR-009-0600

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Officer certifications as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Global X Funds

By (Signature and Title)	/s/ Ryan O’Connor
Ryan O’Connor
Principal Executive Officer

Date: February 5, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Ryan O’Connor
Ryan O’Connor
Principal Executive Officer

Date: February 5, 2026

By (Signature and Title)	/s/ Eric Olsen
Eric Olsen
Principal Financial Officer

Date: February 5, 2026